[PHOTO OF STONE WALL]

[EATON VANCE-REGISTERED TRADEMARK- LOGO]

Managed Investments

SEMIANNUAL REPORT JANUARY 31, 2002

EATON VANCE
MUNICIPALS
TRUST

[PHOTO OF HIGHWAY TRAFFIC]

ARIZONA

COLORADO

CONNECTICUT

MICHIGAN

MINNESOTA

NEW JERSEY

PENNSYLVANIA

[PHOTO OF BRIDGE]

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President

As a major financing mechanism for local and state public initiatives, the municipal bond market is among the most complex areas of the fixed-income investment universe. More than 50,000 state and local entities issue municipal securities, with 1.5 million separate bond issues outstanding. Not surprisingly, given the complexity and diversity of this market, professional trading expertise provides a distinct advantage to mutual fund investors. As part of our continuing series, we thought it might be helpful to discuss some of the trading fundamentals within this dynamic market.

THE MUNICIPAL BOND MARKET: A $1.5 TRILLION OVER-THE-COUNTER FINANCIAL MARKETPLACE...

Unlike the stock market, which features exchanges that oversee trading in specific stocks, the $1.5 trillion municipal bond market is traded entirely over-the-counter. The primary market presents opportunities in new issues brought to market by underwriters. Typically, the underwriters will indicate a date on which the bonds will be priced in line with prevailing interest rates. This notice gives institutional investors time to study the issue as to its suitability for their needs, while giving the underwriters a fairly accurate indication of interest from the investment community.

The secondary market features trading in already-outstanding issues. While many bonds are actively traded, others trade infrequently. This naturally places a premium on strong research capabilities, with a clear line of communication between the research and trading areas. Under SEC disclosure rules, bond issuers must list financial information and data in the Official Statement of the primary offering and update that information annually, as well as provide ongoing notice of material events. These regulations were designed to improve the availability of information, increasing market transparency and benefiting all municipal investors. A strong research effort keeps the trading desk up-to-date for any changes in a bond issuer's fundamentals.

BOND PRICES AND YIELDS ARE INFLUENCED BY MANY FUNDAMENTAL AND TECHNICAL
FACTORS...

Bond prices and yields are based on a variety of important criteria, incorporating interest rate levels. Key considerations used to evaluate bond prices include:

      -  Coupon;
      -  Maturity;
      -  Call provisions;
      -  Trading characteristics of similar, bellwether bonds;
      -  Supply and demand for the bond;
      -  Creditworthiness of the issuer;
      -  Frequency of bond issuance by issuer; and
      -  Trading volume of the issue.

By examining these characteristics and comparing a prospective bond with bellwether issues, a trader can fairly ascertain at what level an issue is reasonably priced.

EXPERIENCE, SUPPORT AND MARKET PRESENCE CAN PROVIDE AN ADVANTAGE...

At Eaton Vance, we have been prominent participants in the municipal market and have developed a broad trading expertise, as well as a wealth of market contacts. For example, Eaton Vance has three traders dedicated solely to the municipal market and backed by a full support staff and a complete range of research capabilities necessary to meet any market challenge.

The tax-exempt market has historically been a primary engine of public works and economic development. We remain confident that the future will present additional opportunities and believe that our trading and research commitments demonstrate our faith in this exciting market.

Sincerely,

/s/ Thomas J. Fetter

Thomas J. Fetter
President
March 1, 2002

INVESTMENT UPDATE

The longest economic expansion in the nation's history ended in 2001, as the economy - weighed down by excess inventories and exhausted consumers - entered a recession for the first time in a decade. The flagging economy resulted in especially large job losses in the technology sector, although manufacturing and retailing were also hard-pressed. By January 31, 2002, the nation's unemployment rate had risen to 5.6%, near a six-year high.

GROSS DOMESTIC PRODUCT CONTRACTED IN THE THIRD QUARTER OF 2001...

The weakness of the economy was increasingly apparent in the first half of the fiscal year, as corporate profits plunged and job layoffs rose. The tragic events of September 11 further dampened activity, dealing a blow to the already-damaged consumer sentiment. In the third quarter, the Commerce Department reported that the nation's Gross Domestic Product contracted 1.3%, the first such quarterly decline since 1991. In December, the National Bureau of Economic Research - the agency responsible for dating economic cycles -officially declared the U.S. economy to be in a recession. Interestingly, the economy demonstrated its resilience in the fourth quarter, registering a 0.2% rise in GDP, suggesting a rebound was already under way.

THE FEDERAL RESERVE LOWERED SHORT-TERM INTEREST RATES ON ELEVEN OCCASIONS IN 2001, SPARKING A IMPRESSIVE BOND RALLY...

The municipal bond market was especially strong in the first half of the fiscal year, responding to dramatically lower interest rates and a flight to quality by investors. By the end of 2001, the Federal Reserve had lowered its benchmark Federal Funds rate - a key short-term interest rate barometer - on 11 occasions by a total of 475 basis points (4.75%). The municipal bond market - which typically moves in the opposite direction of interest rates - rallied strongly in the first half. However, with anecdotal signs of a recovery starting to emerge, the market retraced those gains, as municipal


[GRAPHIC]

Municipal bonds yield 96% of Treasury yields

30-Year AAA-rated General Obligation (GO) Bonds*                         5.21%
Taxable equivalent yield in 38.6% tax bracket                            8.49%
30-Year Treasury bond                                                    5.43%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund's yield. Statistics as of January 31, 2002.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.


investors anticipated a cyclical end to the interest rate reductions. The Lehman Brothers Municipal Bond Index - a broad-based, unmanaged index of municipal bonds - posted a total return of 2.43% for the six months ended January 31, 2002.*

MUNICIPAL BONDS OFFER QUALITY AND A REFUGE FROM VOLATILITY...

Bond investors remain understandably uncertain about the near-term direction of the economy and the financial markets. However, it's important for investors to remember that the recent correction in the bond market is a natural reaction to signs that the economy is emerging from a recession. At their recent elevated levels, intermediate- and long-term yields may represent an excellent opportunity for investors looking to diversify their portfolios with an asset class that has recently underperformed.

Moreover, with continuing excess production capacity, low wage pressures and fierce global competition, inflation appears to pose little threat for the foreseeable future. Against that scenario, we believe that municipal bonds will continue to represent a compelling income alternative for investors.

* It is not possible to invest directly in an Index.


  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
   OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
                             YIELDS WILL CHANGE.

EATON VANCE ARIZONA MUNICIPALS FUND AS OF JANUARY 31, 2002

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Arizona's economy, which relies heavily on tourism, was severely tested over the past six months by the effects of recession and the September 11th attacks. Phoenix-based airline, America West, in particular, was hard-hit. However, in January the airline received final approval for $380 million in federal loan guarantees, which has helped restore financial stability.

- Insured hospital bonds** constituted the Portfolio's largest sector weighting at January 31. Management remained highly selective within the competitive sector. Escrowed bonds, the Portfolio's second largest sector weighting at January 31, provided an attractive income stream. These are issues that have been escrowed to maturity and prerefunded to their call dates. Backed by Treasury bonds, they are deemed by investors to be of the very highest quality.

PORTFOLIO STATISTICS*
--------------------------------------------------------------------------------
- Number of Issues:                                                 57

- Average Maturity:                                                 17.7 years

- Average Rating:                                                   AA

- Average Call:                                                     6.9 years

- Average Dollar Price:                                             $94.43

[GRAPHIC]

RATING DISTRIBUTION*
--------------------------------------------------------------------------------
Non-Rated                                                           14.9%
CCC                                                                  0.4%
BBB                                                                  2.3%
A                                                                    7.8%
AA                                                                  11.4%
AAA                                                                 63.2%

THE FUND

- During the six months ended January 31, 2002, the Fund's Class A and Class B shares had total returns of 0.75% and 0.35%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.51 on January 31, 2002 from $9.68 on July 31, 2001, and the reinvestment of $0.242 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.58 from $10.77, and the reinvestment of $0.228 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2002, the distribution rates were 5.05% for Class A and 4.30% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.66% and 7.37%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31, 2002 were 4.48% and 3.98%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.68% and 6.83%, respectively.(4)

[GRAPHIC]

FIVE LARGEST SECTORS*
-------------------------------------------------------------------------------
BY TOTAL NET ASSETS
Insured Hospital**                                                       20.0%

Escrowed/Prerefunded                                                     18.0%

Insured Special Tax Revenue**                                            10.6%

Pooled Loans                                                              8.7%

Housing                                                                   5.8%

 * May not represent the Portfolio's current or future investments.

** Private insurance does not remove the interest rate risks associated with these investments.

FUND INFORMATION
AS OF JANUARY 31, 2002

PERFORMANCE(6)                                             CLASS A    CLASS B
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------
One Year                                                    1.83%      1.12%
Five Years                                                  4.76       4.01
Ten Years                                                   N.A.       5.32
Life of Fund+                                               4.55       5.82

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
-------------------------------------------------------------------------------
One Year                                                   -3.01%     -3.73%
Five Years                                                  3.73       3.67
Ten Years                                                   N.A.       5.32
Life of Fund+                                               3.93       5.82

+   Inception date: Class A: 12/13/93; Class B: 7/25/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for
    Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
    (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV).
    (4)Taxable-equivalent rates assume maximum 41.69% combined state and federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE COLORADO MUNICIPALS FUND AS OF JANUARY 31, 2002

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- Colorado's economy suffered a setback in the wake of a national recession and the September 11th attacks. However, the state's economic picture is relatively healthy compared to most other states, thanks to a strong showing in the first half of 2001. While unemployment rose to 5.2% by year end, inflation remained low, and tourism posted a modest recovery.

- Insured transportation bonds** remained the Portfolio's largest sector commitment. Issues from the Colorado Public Highway Authority were supplemented by bonds issued from Puerto Rico, which offer attractive investment characteristics. With Colorado's increasing population and tourism trade has come a corresponding increase in the need for housing. This created some good investment opportunities in housing bonds, which constituted 10.7% of the Portfolio's net assets at January 31.

PORTFOLIO STATISTICS*
--------------------------------------------------------------------------------
- Number of Issues:                                                 43

- Average Maturity:                                                 20.9 years

- Average Rating:                                                   AA

- Average Call:                                                     8.1 years

- Average Dollar Price:                                             $91.24

[GRAPHIC]

RATING DISTRIBUTION*
--------------------------------------------------------------------------------
Non-Rated                                                           13.0%
B                                                                    1.1%
BB                                                                   1.4%
BBB                                                                  8.1%
A                                                                    8.5%
AA                                                                   5.8%
AAA                                                                 62.1%

THE FUND

- During the six months ended January 31, 2002, the Fund's Class A and Class B shares had total returns of 1.06% and 0.61%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.54 on January 31, 2002 from $9.68 on July 31, 2001, and the reinvestment of $0.242 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.38 from $10.54, and the reinvestment of $0.225 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2002, the distribution rates were 5.03% for Class A and 4.32% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.59% and 7.38%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31, 2002 were 4.72% and 4.20%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.06% and 7.17%, respectively.(4)

[GRAPHIC]

FIVE LARGEST SECTORS*
-------------------------------------------------------------------------------
BY TOTAL NET ASSETS
Insured Transportation**                                                 23.6%

Housing                                                                  10.7%

Hospital                                                                 10.4%

Escrowed/Prerefunded                                                      9.9%

Education                                                                 6.9%

 * May not represent the Portfolio's current or future investments.

** Private insurance does not remove the interest rate risks associated with these investments.

FUND INFORMATION
AS OF JANUARY 31, 2002

PERFORMANCE(6)                                             CLASS A    CLASS B
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------
One Year                                                    5.52%      4.63%
Five Years                                                  5.48       4.74
Life of Fund+                                               4.75       5.34

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
-------------------------------------------------------------------------------
One Year                                                   0.55%     -0.37%
Five Years                                                 4.47       4.40
Life of Fund+                                              4.13       5.34

+   Inception date: Class A: 12/10/93; Class B: 8/25/92

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 41.44% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE CONNECTICUT MUNICIPALS FUND AS OF JANUARY 31, 2002

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- In line with the national economic scenario, Connecticut's economy suffered setbacks in 2001. The seasonally adjusted unemployment rate rose to 3.6% in December, manufacturing output decreased throughout the year, and overall state revenues were down for 2001. Gaming revenues were a positive contributor to the economy, benefitting from the decline in airline travel since September 11th.

- In addition to maintaining its significant sector weightings in education bonds and insured education bonds** from Connecticut issuers, the Portfolio also had investments in insured transportation bonds** issued by Puerto Rico. These issues are also exempt in the state and can provide sound investments at reasonable price levels.


PORTFOLIO STATISTICS*
--------------------------------------------------------------------------------
- Number of Issues:                                                 77

- Average Maturity:                                                 19.9 years

- Average Rating:                                                   AA

- Average Call:                                                     6.2 years

- Average Dollar Price:                                             $101.69

[GRAPHIC]

RATING DISTRIBUTION*
--------------------------------------------------------------------------------
Non-Rated                                                            4.5%
BB                                                                   0.4%
BBB                                                                 14.7%
A                                                                    7.7%
AA                                                                  16.6%
AAA                                                                 56.1%

THE FUND

- During the six months ended January 31, 2002, the Fund's Class A and Class B shares had total returns of 1.58% and 1.18%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.66 on January 31, 2002 from $10.75 on July 31, 2001, and the reinvestment of $0.259 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.61 from $10.70, and the reinvestment of $0.216 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2002, the distribution rates were 4.83% for Class A and 4.08% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.24% and 6.96%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31, 2002 were 3.93% and 3.39%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 6.70% and 5.78%, respectively.(4)

[GRAPHIC]

FIVE LARGEST SECTORS*
-------------------------------------------------------------------------------
BY TOTAL NET ASSETS
Insured Education**                                                      12.7%

Insured Transportation**                                                  9.0%

Escrowed/Prerefunded                                                      7.9%

Industrial Development Revenue                                            6.9%

Education                                                                 6.8%

 * May not represent the Portfolio's current or future investments.

** Private insurance does not remove the interest rate risks associated with these investments.


FUND INFORMATION
AS OF JANUARY 31, 2002

PERFORMANCE(6)                                             CLASS A    CLASS B
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------
One Year                                                   6.00%      5.21%
Five Years                                                 5.92       5.08
Life of Fund++                                             6.26       5.41

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
-------------------------------------------------------------------------------
One Year                                                   0.93%      0.21%
Five Years                                                 4.91       4.75
Life of Fund++                                             5.59       5.41

++  Inception date: Class A: 4/19/94; Class B: 5/1/92

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
    (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV).
    (4)Taxable-equivalent rates assume maximum 41.36% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MICHIGAN MUNICIPALS FUND AS OF JANUARY 31, 2002

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- While Michigan experienced a slowdown similar to that of the U.S. economy, automotive sales, key to Michigan's economic health, continued to be strong through year-end, thanks to cheaper gas prices, lower interest rates, and attractive financing options. Another bright spot was new business activity; the state was ranked first in corporate relocations and expansions.

- At 13.4% of investments, insured water and sewer bonds** represented a major emphasis of the Portfolio. As a result of rapidly growing populations, many Michigan communities have been faced with the need to upgrade their water infrastructure. Increased issuance of bonds to finance these projects has provided the Portfolio with some compelling opportunities.

PORTFOLIO STATISTICS*
--------------------------------------------------------------------------------
- Number of Issues:                                                 56

- Average Maturity:                                                 21.5 years

- Average Rating:                                                   AA

- Average Call:                                                     7.2 years

- Average Dollar Price:                                             $93.25

[GRAPHIC]

RATING DISTRIBUTION*
--------------------------------------------------------------------------------
Non-Rated                                                            9.2%
BBB                                                                  9.9%
A                                                                   17.8%
AA                                                                   0.4%
AAA                                                                 62.7%

THE FUND

- During the six months ended January 31, 2002, the Fund's Class A and Class B shares had total returns of 1.79% and 1.37%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.50 on January 31, 2002 from $9.57 on July 31, 2001, and the reinvestment of $0.240 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.61 from $10.69, and the reinvestment of $0.226 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2002, the distribution rates were 5.01% for Class A and 4.24% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.51% and 7.20%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31, 2002 were 4.43% and 3.90%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.52% and 6.62%, respectively.(4)

[GRAPHIC]

FIVE LARGEST SECTORS*
-------------------------------------------------------------------------------
BY TOTAL NET ASSETS
Insured General Obligations**                                            18.0%

Insured Water & Sewer**                                                  13.4%

Hospital                                                                 11.6%

Escrowed/Prerefunded                                                      9.2%

Industrial Development Revenue                                            7.3%

 * May not represent the Portfolio's current or future investments.

** Private insurance does not remove the interest rate risks associated with these investments.

FUND INFORMATION
AS OF JANUARY 31, 2002

PERFORMANCE(6)                                             CLASS A    CLASS B
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------
One Year                                                    5.24%      4.41%
Five Years                                                  5.37       4.71
Ten Years                                                   N.A.       5.23
Life of Fund++                                              4.56       5.70

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
-------------------------------------------------------------------------------
One Year                                                    0.27%     -0.59%
Five Years                                                  4.36       4.37
Ten Years                                                   N.A.       5.23
Life of Fund++                                              3.93       5.70

++  Inception date: Class A: 12/7/93; Class B: 4/19/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV).
    (4)Taxable-equivalent rates assume maximum 41.12% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% -3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MINNESOTA MUNICIPALS FUND AS OF JANUARY 31, 2002

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- The diversity of industries in Minnesota, including manufacturing, health care, and high tech, gives the state's economy a stability that helped it weather the recession better than many other states. While Minnesota's labor market experienced setbacks in the second half of 2001, the seasonally adjusted unemployment rate of 4.1% was significantly lower than the national rate of 5.6% for January of 2002.

- Insured electric utilities** represented the largest sector weighting of the Portfolio at January 31, and included bonds issued by Minnesota's regional Municipal Power Agencies. There are three Joint Action Agencies in Minnesota that supply electric power to the 126 municipalities that have committed to the agencies.

PORTFOLIO STATISTICS*
--------------------------------------------------------------------------------
- Number of Issues:                                                 50

- Average Maturity:                                                 21.3 years

- Average Rating:                                                   AA-

- Average Call:                                                     7.3 years

- Average Dollar Price:                                             $95.36

[GRAPHIC]

RATING DISTRIBUTION*
--------------------------------------------------------------------------------
Non-Rated                                                           12.8%
BBB                                                                  9.8%
A                                                                   12.8%
AA                                                                  14.7%
AAA                                                                 49.9%

THE FUND

- During the six months ended January 31, 2002, the Fund's Class A and Class B shares had total returns of 1.66% and 1.33%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.32 on January 31, 2002 from $9.41 on July 31, 2001, and the reinvestment of $0.244 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.04 from $10.13, and the reinvestment of $0.224 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2002, the distribution rates were 5.20% for Class A and 4.45% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.19% and 7.86%, respectively.(4)

- The SEC30-day yields for Class A and B shares at January 31, 2002 were 4.69% and 4.17%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.29% and 7.37%, respectively.(4)

[GRAPHIC]

FIVE LARGEST SECTORS*
-------------------------------------------------------------------------------
BY TOTAL NET ASSETS
Insured Electric Utilities                                               13.3%

General Obligations                                                      10.5%

Electric Utilities                                                        9.1%

Education                                                                 8.9%

Hospital                                                                  8.3%

 * May not represent the Portfolio's current or future investments.

** Private insurance does not remove the interest rate risks associated with these investments.


FUND INFORMATION
AS OF JANUARY 31, 2002

PERFORMANCE(6)                                             CLASS A    CLASS B
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------
One Year                                                    4.86%      4.09%
Five Years                                                  5.12       4.34
Ten Years                                                   N.A.       4.80
Life of Fund+                                               4.43       5.06

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
-------------------------------------------------------------------------------
One Year                                                   -0.16%     -0.89%
Five Years                                                  4.10       4.00
Ten Years                                                   N.A.       4.80
Life of Fund+                                               3.81       5.06

+   Inception date: Class A: 12/9/93; Class B: 7/29/91


(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
    (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 43.42% combined federal and state income tax rate.
    A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% -
    4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE NEW JERSEY MUNICIPALS FUND AS OF JANUARY 31, 2002

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- New Jersey's seasonally adjusted unemployment rate was 4.9% in January 2002, unchanged from December 2001, and outperforming the national rate of 5.6%. Job losses in business services outnumbered modest gains made in the areas of health and social services. Construction posted new job growth, thanks to the unseasonably mild winter.

- Transportation bonds and insured transportation bonds** figured prominently in the Portfolio in 2001. Investments included issues that provided financing for the New Jersey Turnpike, the Garden State Parkway, and the Port Authority of New York and New Jersey. Management supplemented these holdings with bonds issues from the Puerto Rico Highway and Transportation Authority, which are also tax-exempt in New Jersey.

PORTFOLIO STATISTICS*
--------------------------------------------------------------------------------
- Number of Issues:                                                 90

- Average Maturity:                                                 28.0 years

- Average Rating:                                                   A

- Average Call:                                                     9.8 years

- Average Dollar Price:                                             $95.48

[GRAPHIC]

RATING DISTRIBUTION*
--------------------------------------------------------------------------------
Non-Rated                                                           21.4%
B                                                                    1.1%
BB                                                                   5.8%
BBB                                                                 10.0%
A                                                                   13.2%
AA                                                                  15.7%
AAA                                                                 32.8%

THE FUND

- During the six months ended January 31, 2002, the Fund's Class A and Class B shares had total returns of 0.98% and 0.54%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.17 on January 31, 2002 from $10.34 on July 31, 2001, and the reinvestment of $0.269 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.61 from $10.79, and the reinvestment of $0.238 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2002, the distribution rates were 5.26% for Class A and 4.48% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.15% and 7.79%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31, 2002 were 5.04% and 4.55%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.77% and 7.91%, respectively.(4)

[GRAPHIC]

FIVE LARGEST SECTORS*
-------------------------------------------------------------------------------
BY TOTAL NET ASSETS
Insured Transportation**                                                 15.4%

Transportation                                                           12.3%

Hospital                                                                 12.1%

Industrial Development Revenue                                            9.8%

Insured Hospital**                                                        5.8%

 * May not represent the Portfolio's current or future investments.

** Private insurance does not remove the interest rate risks associated with these investments.

FUND INFORMATION
AS OF JANUARY 31, 2002

PERFORMANCE(6)                                             CLASS A    CLASS B
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------
One Year                                                    5.78%      4.93%
Five Years                                                  5.59       4.79
Ten Years                                                   N.A.       5.32
Life of Fund+                                               5.96       5.86

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
-------------------------------------------------------------------------------
One Year                                                    0.71%     -0.07%
Five Years                                                  4.56       4.46
Ten Years                                                   N.A.       5.32
Life of Fund+                                               5.30       5.86

+   Inception date: Class A: 4/13/94; Class B: 1/8/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
    (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV).
    (4)Taxable-equivalent rates assume maximum 42.51% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE PENNSYLVANIA MUNICIPALS FUND AS OF JANUARY 31, 2002

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Along with the rest of the U.S., Pennsylvania's economy experienced a recession in the last six months. The state's January 2002 jobless rate was 5.6%, a gain from 4.4% a year ago, but still in line with the national average. At the same time, Pennsylvania's civilian labor force reached record high levels, with the services industry adding the most new jobs.

- Management continued to focus on improving the call protection of the Portfolio, taking advantage of new issuance in the Pennsylvania market. Insured general obligations** were the Portfolio's largest sector weighting at January 31; these bonds were mainly used to finance school systems throughout the state and represented excellent quality and good liquidity, characteristics prized in any interest rate environment.

PORTFOLIO STATISTICS*
--------------------------------------------------------------------------------
-  Number of Issues:                                                101

-  Average Maturity:                                                19.1 years

-  Average Rating:                                                  A+

-  Average Call:                                                    5.8 years

-  Average Dollar Price:                                            $95.64

RATING DISTRIBUTION*
--------------------------------------------------------------------------------
Non-Rated                                                           19.6%
BBB                                                                 16.5%
A                                                                   13.2%
AAA                                                                 50.7%

THE FUND

- During the six months ended January 31, 2002, the Fund's Class A and Class B shares had total returns of 1.94% and 1.56%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.79 on January 31, 2002 from $9.87 on July 31, 2001, and the reinvestment of $0.272 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.13 from $10.21, and the reinvestment of $0.240 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2002, the distribution rates were 5.52% for Class A and 4.74% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.25% and 7.94%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31, 2002 were 5.11% and 4.61%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.56% and 7.72%, respectively.(4)

[GRAPHIC]

FIVE LARGEST SECTORS*
-------------------------------------------------------------------------------
BY TOTAL NET ASSETS
Insured General Obligations**                                            15.6%

Escrowed/Prerefunded                                                     11.8%

Hospital                                                                 10.4%

Industrial Development Revenue                                           10.3%

Insured Electric Utilities**                                              7.5%

 * May not represent the Portfolio's current or future investments.

** Private insurance does not remove the interest rate risks associated with these investments.

FUND INFORMATION
AS OF JANUARY 31, 2002

PERFORMANCE(6)                                             CLASS A    CLASS B
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------
One Year                                                    5.52%      4.77%
Five Years                                                  4.79       3.99
Ten Years                                                   N.A.       4.94
Life of Fund+                                               5.53       5.52

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
-------------------------------------------------------------------------------
One Year                                                    0.49%     -0.23%
Five Years                                                  3.77       3.66
Ten Years                                                   N.A.       4.94
Life of Fund+                                               4.86       5.52

+   Inception date: Class A: 6/1/94; Class B: 1/8/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV).
    (4)Taxable-equivalent rates assume maximum 40.32% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2002

                                ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
--------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost              $66,456,009    $28,408,750     $138,609,660     $74,776,315
   Unrealized appreciation        1,227,665        704,213        6,836,605       5,151,822
--------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $67,683,674    $29,112,963     $145,446,265     $79,928,137
--------------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                         $   107,161    $     8,568     $    166,159     $    11,000
--------------------------------------------------------------------------------------------
TOTAL ASSETS                    $67,790,835    $29,121,531     $145,612,424     $79,939,137
--------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $    85,314    $       750     $     72,458     $    63,243
Dividends payable                   138,594         62,639          300,975         151,476
Payable to affiliate for
   Trustees' fees                        40             34              675              80
Payable to affiliate for
   service fees                      11,415          4,976           24,559          13,514
Accrued expenses                     32,441         22,300           50,902          33,756
--------------------------------------------------------------------------------------------
TOTAL LIABILITIES               $   267,804    $    90,699     $    449,569     $   262,069
--------------------------------------------------------------------------------------------
NET ASSETS                      $67,523,031    $29,030,832     $145,162,855     $79,677,068
--------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------
Paid-in capital                 $67,484,027    $29,225,475     $142,117,064     $75,851,679
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                         (1,268,886)      (862,587)      (3,868,199)     (1,340,730)
Accumulated undistributed
   (distributions in excess
   of) net investment income         80,225        (36,269)          77,385          14,297
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                          1,227,665        704,213        6,836,605       5,151,822
--------------------------------------------------------------------------------------------
TOTAL                           $67,523,031    $29,030,832     $145,162,855     $79,677,068
--------------------------------------------------------------------------------------------

Class A Shares
--------------------------------------------------------------------------------------------
NET ASSETS                      $ 5,304,425    $ 3,079,880     $ 19,064,490     $ 4,807,558
SHARES OUTSTANDING                  557,582        322,962        1,788,928         505,954
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $      9.51    $      9.54     $      10.66     $      9.50
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                    $      9.98    $     10.02     $      11.19     $      9.97
--------------------------------------------------------------------------------------------

Class B Shares
--------------------------------------------------------------------------------------------
NET ASSETS                      $62,218,606    $25,950,952     $126,098,365     $74,869,510
SHARES OUTSTANDING                5,880,663      2,499,291       11,888,553       7,055,686
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.58    $     10.38     $      10.61     $     10.61
--------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2002

                                MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND
----------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost               $47,223,704     $248,962,547      $225,658,447
   Unrealized appreciation         1,742,436        8,974,683         2,303,371
----------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                      $48,966,140     $257,937,230      $227,961,818
----------------------------------------------------------------------------------
Receivable for Fund shares
   sold                          $        --     $    385,843      $    239,256
----------------------------------------------------------------------------------
TOTAL ASSETS                     $48,966,140     $258,323,073      $228,201,074
----------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                      $   118,662     $    323,606      $     62,171
Dividends payable                     98,206          557,208           506,776
Payable to affiliate for
   Trustees' fees                         34              676                80
Payable to affiliate for
   service fees                        8,274           43,675            38,868
Accrued expenses                      28,838           87,467            73,212
----------------------------------------------------------------------------------
TOTAL LIABILITIES                $   254,014     $  1,012,632      $    681,107
----------------------------------------------------------------------------------
NET ASSETS                       $48,712,126     $257,310,441      $227,519,967
----------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------
Paid-in capital                  $50,431,225     $253,440,603      $238,423,789
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                          (3,568,935)      (5,717,250)      (13,547,809)
Accumulated undistributed net
   investment income                 107,400          612,405           340,616
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                           1,742,436        8,974,683         2,303,371
----------------------------------------------------------------------------------
TOTAL                            $48,712,126     $257,310,441      $227,519,967
----------------------------------------------------------------------------------

Class A Shares
----------------------------------------------------------------------------------
NET ASSETS                       $ 5,750,361     $ 21,408,157      $ 13,136,308
SHARES OUTSTANDING                   616,889        2,105,797         1,341,586
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $      9.32     $      10.17      $       9.79
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                     $      9.78     $      10.68      $      10.28
----------------------------------------------------------------------------------

Class B Shares
----------------------------------------------------------------------------------
NET ASSETS                       $42,961,765     $235,902,284      $214,383,659
SHARES OUTSTANDING                 4,280,789       22,230,182        21,163,819
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $     10.04     $      10.61      $      10.13
----------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2002

                                ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
--------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------
Interest allocated from
   Portfolio                    $ 2,049,248     $ 869,040      $ 3,978,539      $2,335,268
Expenses allocated from
   Portfolio                       (158,685)      (63,628)        (343,135)       (183,343)
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                    $ 1,890,563     $ 805,412      $ 3,635,404      $2,151,925
--------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------
Trustees fees and expenses      $     1,032     $      65      $     1,304      $    1,053
Distribution and service fees
   Class A                            5,239         2,903           16,090           3,769
   Class B                          311,227       128,493          606,637         365,869
Legal and accounting services         6,450        12,254           14,028           7,205
Printing and postage                  5,178         2,445            6,440           6,392
Custodian fee                         4,410         3,327           10,138           5,248
Transfer and dividend
   disbursing agent fees             21,703        13,121           63,137          29,317
Registration fees                     4,037           834            2,876           2,696
Miscellaneous                         2,126         1,771            4,638           1,281
--------------------------------------------------------------------------------------------
TOTAL EXPENSES                  $   361,402     $ 165,213      $   725,288      $  422,830
--------------------------------------------------------------------------------------------

NET INVESTMENT INCOME           $ 1,529,161     $ 640,199      $ 2,910,116      $1,729,095
--------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
--------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)   $   369,951     $ 153,754      $   (87,626)     $   27,168
   Financial futures contracts     (116,056)         (728)         (67,688)          7,848
--------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)        $   253,895     $ 153,026      $  (155,314)     $   35,016
--------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)               $(1,621,871)    $(590,358)     $(1,010,729)     $ (543,886)
   Financial futures contracts       95,566        (7,662)         (26,656)        (22,115)
--------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)  $(1,526,305)    $(598,020)     $(1,037,385)     $ (566,001)
--------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                         $(1,272,410)    $(444,994)     $(1,192,699)     $ (530,985)
--------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS              $   256,751     $ 195,205      $ 1,717,417      $1,198,110
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2002

                                MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND
----------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------
Interest allocated from
   Portfolio                      $1,506,245      $ 8,131,242       $ 7,556,740
Expenses allocated from
   Portfolio                         (99,661)        (687,948)         (611,582)
----------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                      $1,406,584      $ 7,443,294       $ 6,945,158
----------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------
Trustees fees and expenses        $       65      $     1,305       $     2,066
Distribution and service fees
   Class A                             5,733           20,715            12,387
   Class B                           208,367        1,140,257         1,047,116
Legal and accounting services          8,489           13,471             7,186
Printing and postage                   2,278           13,940            14,272
Custodian fee                          3,741           14,396            12,797
Transfer and dividend
   disbursing agent fees              20,681          117,346            90,138
Registration fees                      1,227               58             5,108
Miscellaneous                          2,480            9,925             6,655
----------------------------------------------------------------------------------
TOTAL EXPENSES                    $  253,061      $ 1,331,413       $ 1,197,725
----------------------------------------------------------------------------------

NET INVESTMENT INCOME             $1,153,523      $ 6,111,881       $ 5,747,433
----------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
----------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)     $  372,444      $ 1,628,335       $(2,709,504)
   Financial futures contracts      (186,844)      (1,358,593)         (344,332)
   Interest rate swap
      contracts                      (22,900)        (114,365)               --
----------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)          $  162,700      $   155,377       $(3,053,836)
----------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                 $ (899,693)     $(6,155,997)      $   699,774
   Financial futures contracts       211,580        1,266,874           287,828
   Interest rate swap
      contracts                       20,399           88,112                --
----------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)    $ (667,714)     $(4,801,011)      $   987,602
----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                           $ (505,014)     $(4,645,634)      $(2,066,234)
----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                $  648,509      $ 1,466,247       $ 3,681,199
----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
-----------------------------------------------------------------------------------------------
From operations --
   Net investment income           $ 1,529,161    $   640,199     $  2,910,116     $ 1,729,095
   Net realized gain (loss)            253,895        153,026         (155,314)         35,016
   Net change in unrealized
      appreciation (depreciation)   (1,526,305)      (598,020)      (1,037,385)       (566,001)
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $   256,751    $   195,205     $  1,717,417     $ 1,198,110
-----------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $  (130,584)   $   (72,247)    $   (381,362)    $   (93,731)
      Class B                       (1,393,094)      (578,758)      (2,582,440)     (1,623,797)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $(1,523,678)   $  (651,005)    $ (2,963,802)    $(1,717,528)
-----------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $   885,309    $ 1,022,312     $  7,769,001     $ 2,639,544
      Class B                        2,401,767      1,395,146        6,204,743       1,540,089
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                           28,065         33,402          148,713          44,219
      Class B                          494,274        285,470        1,204,624         748,945
   Cost of shares redeemed
      Class A                         (929,457)      (649,721)      (1,452,473)       (707,858)
      Class B                       (5,879,268)    (3,055,531)      (6,520,667)     (4,863,519)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE
   TRANSACTIONS                    $(2,999,310)   $  (968,922)    $  7,353,941     $  (598,580)
-----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                          $(4,266,237)   $(1,424,722)    $  6,107,556     $(1,117,998)
-----------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------
At beginning of period             $71,789,268    $30,455,554     $139,055,299     $80,795,066
-----------------------------------------------------------------------------------------------
AT END OF PERIOD                   $67,523,031    $29,030,832     $145,162,855     $79,677,068
-----------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------------
AT END OF PERIOD                   $    80,225    $   (36,269)    $     77,385     $    14,297
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND
-------------------------------------------------------------------------------------
From operations --
   Net investment income            $ 1,153,523     $  6,111,881      $  5,747,433
   Net realized gain (loss)             162,700          155,377        (3,053,836)
   Net change in unrealized
      appreciation (depreciation)      (667,714)      (4,801,011)          987,602
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                       $   648,509     $  1,466,247      $  3,681,199
-------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                       $  (148,315)    $   (541,910)     $   (336,458)
      Class B                          (971,856)      (5,321,374)       (5,144,522)
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                     $(1,120,171)    $ (5,863,284)     $ (5,480,980)
-------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                       $   982,389     $  3,803,548      $  2,343,319
      Class B                         1,700,534       10,196,627         7,223,221
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                            65,941          163,022           153,105
      Class B                           512,766        2,471,039         2,053,048
   Cost of shares redeemed
      Class A                          (606,222)      (1,403,348)         (654,748)
      Class B                        (2,654,918)     (11,180,306)      (11,277,605)
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE
   TRANSACTIONS                     $       490     $  4,050,582      $   (159,660)
-------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS          $  (471,172)    $   (346,455)     $ (1,959,441)
-------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------
At beginning of period              $49,183,298     $257,656,896      $229,479,408
-------------------------------------------------------------------------------------
AT END OF PERIOD                    $48,712,126     $257,310,441      $227,519,967
-------------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-------------------------------------------------------------------------------------
AT END OF PERIOD                    $   107,400     $    612,405      $    340,616
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
-----------------------------------------------------------------------------------------------
From operations --
   Net investment income           $ 3,357,699    $ 1,347,306     $  5,758,385    $  3,671,651
   Net realized gain (loss)           (537,074)      (230,749)         524,962         327,238
   Net change in unrealized
      appreciation (depreciation)    1,923,334      1,975,751        7,149,005       4,371,265
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $ 4,743,959    $ 3,092,308     $ 13,432,352    $  8,370,154
-----------------------------------------------------------------------------------------------
Distributions to shareholders*--
   From net investment income
      Class A                      $  (226,643)   $  (129,823)    $   (497,038)   $   (142,916)
      Class B                       (2,946,111)    (1,271,094)      (5,100,993)     (3,475,154)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $(3,172,754)   $(1,400,917)    $ (5,598,031)   $ (3,618,070)
-----------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 2,427,535    $ 1,253,069     $  4,866,756    $    278,221
      Class B                        5,156,212      2,034,839        8,092,025       2,437,220
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                          100,213         56,742          202,754          45,439
      Class B                        1,064,132        640,744        2,347,127       1,566,826
   Cost of shares redeemed
      Class A                       (2,293,664)      (745,180)      (1,763,422)       (346,180)
      Class B                       (9,678,226)    (4,947,762)     (15,352,731)    (13,218,799)
-----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS         $(3,223,798)   $(1,707,548)    $ (1,607,491)   $ (9,237,273)
-----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                          $(1,652,593)   $   (16,157)    $  6,226,830    $ (4,485,189)
-----------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------
At beginning of year               $73,441,861    $30,471,711     $132,828,469    $ 85,280,255
-----------------------------------------------------------------------------------------------
AT END OF YEAR                     $71,789,268    $30,455,554     $139,055,299    $ 80,795,066
-----------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------------
AT END OF YEAR                     $    57,673    $   (38,096)    $     70,215    $    (27,803)
-----------------------------------------------------------------------------------------------

 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND
-------------------------------------------------------------------------------------
From operations --
   Net investment income            $ 2,253,746     $ 11,881,850      $ 11,462,327
   Net realized gain (loss)              13,443          330,960        (1,179,313)
   Net change in unrealized
      appreciation (depreciation)     1,737,248       13,925,140        10,219,855
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                       $ 4,004,437     $ 26,137,950      $ 20,502,869
-------------------------------------------------------------------------------------
Distributions to shareholders*--
   From net investment income
      Class A                       $  (279,064)    $   (872,242)     $   (571,213)
      Class B                        (1,939,458)     (10,564,851)      (10,505,036)
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                     $(2,218,522)    $(11,437,093)     $(11,076,249)
-------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                       $ 1,686,136     $  5,804,242      $  2,895,289
      Class B                         2,892,871       16,649,467        11,638,472
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                           104,716          312,450           322,823
      Class B                         1,021,587        4,943,330         4,244,401
   Cost of shares redeemed
      Class A                        (1,701,520)      (2,542,458)       (1,513,858)
      Class B                        (5,345,727)     (30,131,416)      (34,615,962)
-------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS          $(1,341,937)    $ (4,964,385)     $(17,028,835)
-------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                           $   443,978     $  9,736,472      $ (7,602,215)
-------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------
At beginning of year                $48,739,320     $247,920,424      $237,081,623
-------------------------------------------------------------------------------------
AT END OF YEAR                      $49,183,298     $257,656,896      $229,479,408
-------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-------------------------------------------------------------------------------------
AT END OF YEAR                      $    30,976     $    219,051      $    (64,363)
-------------------------------------------------------------------------------------

 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             ARIZONA FUND -- CLASS A
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED JULY 31,
                                  JANUARY 31, 2002     --------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000(2)        1999(2)        1998(2)
---------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.680           $ 9.480        $ 9.850        $10.200        $10.090
---------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.247           $ 0.529        $ 0.495        $ 0.504        $ 0.499
Net realized and unrealized
   gain (loss)                          (0.175)            0.163         (0.363)        (0.348)         0.126
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.072           $ 0.692        $ 0.132        $ 0.156        $ 0.625
---------------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------------
From net investment income             $(0.242)          $(0.492)       $(0.502)       $(0.506)       $(0.515)
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.242)          $(0.492)       $(0.502)       $(0.506)       $(0.515)
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.510           $ 9.680        $ 9.480        $ 9.850        $10.200
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.75%             7.46%          1.56%          1.48%          6.34%
---------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 5,304           $ 5,413        $ 5,064        $ 5,409        $ 3,498
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.78%(5)          0.84%          0.89%          0.77%          0.78%
   Expenses after custodian
      fee reduction(4)                    0.78%(5)          0.82%          0.88%          0.76%          0.76%
   Net investment income                  5.09%(5)          5.50%          5.30%          4.90%          4.88%
Portfolio Turnover of the
   Portfolio                                10%               26%            25%            38%            23%
---------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   ARIZONA FUND -- CLASS B
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED JULY 31,
                                  JANUARY 31, 2002     ---------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000(2)        1999(2)        1998(2)        1997
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.770           $10.540        $10.950        $11.340        $11.220      $ 10.680
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.230           $ 0.494        $ 0.476        $ 0.472        $ 0.476      $  0.486
Net realized and unrealized
   gain (loss)                          (0.191)            0.203         (0.409)        (0.381)         0.134         0.539
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.039           $ 0.697        $ 0.067        $ 0.091        $ 0.610      $  1.025
----------------------------------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.229)          $(0.467)       $(0.477)       $(0.481)       $(0.490)     $ (0.485)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.229)          $(0.467)       $(0.477)       $(0.481)       $(0.490)     $ (0.485)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.580           $10.770        $10.540        $10.950        $11.340      $ 11.220
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.35%             6.73%          0.81%          0.74%          5.54%         9.85%
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $62,219           $66,376        $68,378        $88,682        $99,293      $109,379
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.53%(5)          1.59%          1.63%          1.56%          1.57%         1.58%
   Expenses after custodian
      fee reduction(4)                    1.53%(5)          1.57%          1.62%          1.55%          1.55%         1.57%
   Net investment income                  4.26%(5)          4.62%          4.58%          4.16%          4.22%         4.50%
Portfolio Turnover of the
   Portfolio                                10%               26%            25%            38%            23%           10%
----------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      COLORADO FUND -- CLASS A
                                  -----------------------------------------------------------------
                                  SIX MONTHS ENDED                 YEAR ENDED JULY 31,
                                  JANUARY 31, 2002     --------------------------------------------
                                  (UNAUDITED)(1)(2)      2001        2000        1999        1998
---------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.680         $ 9.160     $ 9.570     $ 9.950     $ 9.920
---------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------
Net investment income                  $ 0.240         $ 0.479     $ 0.495     $ 0.507     $ 0.507
Net realized and unrealized
   gain (loss)                          (0.138)          0.535      (0.402)     (0.374)      0.038
---------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.102         $ 1.014     $ 0.093     $ 0.133     $ 0.545
---------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------
From net investment income             $(0.242)        $(0.494)    $(0.503)    $(0.513)    $(0.515)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.242)        $(0.494)    $(0.503)    $(0.513)    $(0.515)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.540         $ 9.680     $ 9.160     $ 9.570     $ 9.950
---------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.06%          11.35%       1.18%       1.27%       5.62%
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 3,080         $ 2,726     $ 2,026     $ 2,021     $ 2,172
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.87%(5)        0.86%       0.78%       0.63%       0.74%
   Expenses after custodian
      fee reduction(4)                    0.85%(5)        0.82%       0.75%       0.59%       0.71%
   Net investment income                  4.95%(5)        5.06%       5.48%       5.09%       5.14%
Portfolio Turnover of the
   Portfolio                                12%             18%         14%         33%         18%
---------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.93% to 4.95%. Per share data and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            COLORADO FUND -- CLASS B
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED JULY 31,
                                  JANUARY 31, 2002     --------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.540         $ 9.970     $10.410     $10.820     $10.800     $10.170
---------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.223         $ 0.444     $ 0.468     $ 0.467     $ 0.478     $ 0.491
Net realized and unrealized
   gain (loss)                          (0.157)          0.588      (0.440)     (0.401)      0.025       0.621
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.066         $ 1.032     $ 0.028     $ 0.066     $ 0.503     $ 1.112
---------------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------------
From net investment income             $(0.226)        $(0.462)    $(0.468)    $(0.476)    $(0.483)    $(0.482)
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.226)        $(0.462)    $(0.468)    $(0.476)    $(0.483)    $(0.482)
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.380         $10.540     $ 9.970     $10.410     $10.820     $10.800
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.61%          10.58%       0.45%       0.54%       4.74%      11.26%
---------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $25,951         $27,730     $28,446     $35,703     $37,535     $40,786
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.62%(5)        1.62%       1.52%       1.46%       1.51%       1.53%
   Expenses after custodian
      fee reduction(4)                    1.60%(5)        1.58%       1.49%       1.42%       1.48%       1.49%
   Net investment income                  4.21%(5)        4.33%       4.75%       4.32%       4.40%       4.75%
Portfolio Turnover of the
   Portfolio                                12%             18%         14%         33%         18%         14%
---------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.19% to 4.21%. Per share data and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        CONNECTICUT FUND -- CLASS A
                                  -----------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED JULY 31,
                                  JANUARY 31, 2002     --------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000        1999        1998(2)
---------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.750           $10.140      $10.460     $10.710       $10.640
---------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.253           $ 0.518      $ 0.521     $ 0.539       $ 0.529
Net realized and unrealized
   gain (loss)                          (0.084)            0.601       (0.323)     (0.258)        0.091
---------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.169           $ 1.119      $ 0.198     $ 0.281       $ 0.620
---------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------
From net investment income             $(0.259)          $(0.509)     $(0.518)    $(0.531)      $(0.550)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.259)          $(0.509)     $(0.518)    $(0.531)      $(0.550)
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.660           $10.750      $10.140     $10.460       $10.710
---------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.58%            11.30%        2.09%       2.60%         5.97%
---------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $19,064           $12,752      $ 8,851     $ 9,222       $ 5,193
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.85%(5)          0.86%        0.82%       0.75%         0.76%
   Expenses after custodian
      fee reduction(4)                    0.82%(5)          0.83%        0.80%       0.73%         0.75%
   Net investment income                  4.68%(5)          4.95%        5.23%       4.89%         4.93%
Portfolio Turnover of the
   Portfolio                                 9%               14%          20%         18%            7%
---------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.67% to 4.68%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               CONNECTICUT FUND -- CLASS B
                                  --------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED JULY 31,
                                  JANUARY 31, 2002     -----------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000         1999         1998(2)        1997
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.700          $ 10.090      $ 10.400     $ 10.640      $ 10.570      $ 10.120
------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.214          $  0.440      $  0.439     $  0.440      $  0.438      $  0.453
Net realized and unrealized
   gain (loss)                          (0.086)            0.598        (0.321)      (0.243)        0.080         0.450
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $  0.128          $  1.038      $  0.118     $  0.197      $  0.518      $  0.903
------------------------------------------------------------------------------------------------------------------------

Less distributions*
------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.218)         $ (0.428)     $ (0.428)    $ (0.437)     $ (0.448)     $ (0.453)
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.218)         $ (0.428)     $ (0.428)    $ (0.437)     $ (0.448)     $ (0.453)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.610          $ 10.700      $ 10.090     $ 10.400      $ 10.640      $ 10.570
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.18%            10.48%         1.31%        1.84%         4.99%         9.17%
------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $126,098          $126,304      $123,978     $149,024      $159,125      $171,634
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.60%(5)          1.60%         1.60%        1.56%         1.59%         1.60%
   Expenses after custodian
      fee reduction(4)                    1.57%(5)          1.57%         1.58%        1.54%         1.58%         1.60%
   Net investment income                  3.97%(5)          4.24%         4.46%        4.11%         4.14%         4.45%
Portfolio Turnover of the
   Portfolio                                 9%               14%           20%          18%            7%           11%
------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.96% to 3.97%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            MICHIGAN FUND -- CLASS A
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED JULY 31,
                                  JANUARY 31, 2002     --------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000(2)        1999(2)        1998(2)
---------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.570           $ 9.040        $ 9.430        $ 9.820        $ 9.750
---------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.239           $ 0.479        $ 0.480        $ 0.471        $ 0.474
Net realized and unrealized
   gain (loss)                          (0.069)            0.526         (0.356)        (0.385)         0.092
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.170           $ 1.005        $ 0.124        $ 0.086        $ 0.566
---------------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------------
From net investment income             $(0.240)          $(0.475)       $(0.471)       $(0.461)       $(0.496)
From net realized gain                      --                --         (0.043)        (0.015)            --
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.240)          $(0.475)       $(0.514)       $(0.476)       $(0.496)
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.500           $ 9.570        $ 9.040        $ 9.430        $ 9.820
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.79%            11.37%          1.55%          0.81%          5.95%
---------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 4,808           $ 2,838        $ 2,701        $ 1,737        $ 1,526
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.78%(5)          0.86%          0.81%          0.80%          0.83%
   Expenses after custodian
      fee reduction(4)                    0.78%(5)          0.85%          0.81%          0.79%          0.81%
   Net investment income                  4.99%(5)          5.12%          5.40%          4.81%          4.85%
Portfolio Turnover of the
   Portfolio                                 5%                8%            30%            31%            26%
---------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 4.98% to 4.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   MICHIGAN FUND -- CLASS B
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED JULY 31,
                                  JANUARY 31, 2002     ---------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000(2)        1999(2)        1998(2)        1997
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.690           $10.090        $10.520       $ 10.950       $ 10.870      $ 10.420
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.228           $ 0.457        $ 0.459       $  0.440       $  0.448      $  0.460
Net realized and unrealized
   gain (loss)                          (0.081)            0.592         (0.401)        (0.420)         0.097         0.454
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.147           $ 1.049        $ 0.058       $  0.020       $  0.545      $  0.914
----------------------------------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.227)          $(0.449)       $(0.445)      $ (0.435)      $ (0.465)     $ (0.464)
From net realized gain                      --                --         (0.043)        (0.015)            --            --
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.227)          $(0.449)       $(0.488)      $ (0.450)      $ (0.465)     $ (0.464)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.610           $10.690        $10.090       $ 10.520       $ 10.950      $ 10.870
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.37%            10.59%          0.75%          0.11%          5.11%         9.01%
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $74,870           $77,957        $82,580       $107,357       $128,216      $148,542
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.54%(5)          1.60%          1.60%          1.58%          1.59%         1.60%
   Expenses after custodian
      fee reduction(4)                    1.54%(5)          1.59%          1.60%          1.57%          1.57%         1.58%
   Net investment income                  4.25%(5)          4.38%          4.61%          4.03%          4.12%         4.40%
Portfolio Turnover of the
   Portfolio                                 5%                8%            30%            31%            26%           16%
----------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 4.24% to 4.25%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         MINNESOTA FUND -- CLASS A
                                  -----------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED JULY 31,
                                  JANUARY 31, 2002     --------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001        2000        1999(2)        1998(2)
---------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.410         $ 9.070     $ 9.460       $ 9.820        $ 9.770
---------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.256         $ 0.488     $ 0.491       $ 0.490        $ 0.492
Net realized and unrealized
   gain (loss)                          (0.102)          0.336      (0.395)       (0.351)         0.073
---------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.154         $ 0.824     $ 0.096       $ 0.139        $ 0.565
---------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------
From net investment income             $(0.244)        $(0.484)    $(0.486)      $(0.499)       $(0.515)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.244)        $(0.484)    $(0.486)      $(0.499)       $(0.515)
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.320         $ 9.410     $ 9.070       $ 9.460        $ 9.820
---------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.66%           9.29%       1.21%         1.34%          5.94%
---------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 5,750         $ 5,364     $ 5,079       $ 4,822        $ 3,995
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.78%(5)        0.87%       0.79%         0.73%          0.73%
   Expenses after custodian
      fee reduction(4)                    0.76%(5)        0.82%       0.77%         0.71%          0.71%
   Net investment income                  5.42%(5)        5.26%       5.48%         4.97%          5.03%
Portfolio Turnover of the
   Portfolio                                18%             17%         12%           19%            23%
---------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 5.40% to 5.42%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               MINNESOTA FUND -- CLASS B
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                  JANUARY 31, 2002     --------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001        2000        1999(2)        1998(2)        1997
---------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.130         $ 9.770     $10.170       $10.540        $10.490      $10.070
---------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.231         $ 0.451     $ 0.453       $ 0.446        $ 0.439      $ 0.466
Net realized and unrealized
   gain (loss)                          (0.096)          0.352      (0.418)       (0.369)         0.073        0.415
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.135         $ 0.803     $ 0.035       $ 0.077        $ 0.512      $ 0.881
---------------------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.225)        $(0.443)    $(0.435)      $(0.447)       $(0.462)     $(0.461)
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.225)        $(0.443)    $(0.435)      $(0.447)       $(0.462)     $(0.461)
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.040         $10.130     $ 9.770       $10.170        $10.540      $10.490
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.33%           8.36%       0.52%         0.65%          4.99%        9.01%
---------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $42,962         $43,819     $43,660       $55,355        $62,899      $67,781
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.53%(5)        1.62%       1.55%         1.55%          1.58%        1.58%
   Expenses after custodian
      fee reduction(4)                    1.51%(5)        1.57%       1.53%         1.53%          1.56%        1.55%
   Net investment income                  4.55%(5)        4.52%       4.74%         4.21%          4.19%        4.62%
Portfolio Turnover of the
   Portfolio                                18%             17%         12%           19%            23%          22%
---------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 4.53% to 4.55%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           NEW JERSEY FUND -- CLASS A
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED JULY 31,
                                  JANUARY 31, 2002     --------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000(2)        1999(2)        1998(2)
---------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.340           $ 9.760        $10.190        $10.590        $10.530
---------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.278           $ 0.542        $ 0.543        $ 0.548        $ 0.558
Net realized and unrealized
   gain (loss)                          (0.179)            0.572         (0.430)        (0.394)         0.082
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.099           $ 1.114        $ 0.113        $ 0.154        $ 0.640
---------------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------------
From net investment income             $(0.269)          $(0.534)       $(0.543)       $(0.554)       $(0.580)
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.269)          $(0.534)       $(0.543)       $(0.554)       $(0.580)
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.170           $10.340        $ 9.760        $10.190        $10.590
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.98%            11.71%          1.34%          1.39%          6.24%
---------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $21,408           $19,212        $14,690        $18,897        $11,570
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.87%(5)          0.88%          0.83%          0.73%          0.77%
   Expenses after custodian
      fee reduction(4)                    0.86%(5)          0.87%          0.83%          0.72%          0.75%
   Net investment income                  5.37%(5)          5.39%          5.64%          5.14%          5.25%
Portfolio Turnover of the
   Portfolio                                10%               20%            26%            32%            14%
---------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 5.36% to 5.37%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  NEW JERSEY FUND -- CLASS B
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED JULY 31,
                                  JANUARY 31, 2002     ---------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000(2)        1999(2)        1998(2)        1997
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.790          $ 10.180       $ 10.610       $ 11.020       $ 10.940      $ 10.440
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.250          $  0.494       $  0.489       $  0.481       $  0.491      $  0.506
Net realized and unrealized
   gain (loss)                          (0.191)            0.590         (0.443)        (0.409)         0.089         0.493
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $  0.059          $  1.084       $  0.046       $  0.072       $  0.580      $  0.999
----------------------------------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.239)         $ (0.474)      $ (0.476)      $ (0.482)      $ (0.500)     $ (0.499)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.239)         $ (0.474)      $ (0.476)      $ (0.482)      $ (0.500)     $ (0.499)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.610          $ 10.790       $ 10.180       $ 10.610       $ 11.020      $ 10.940
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.54%            10.88%          0.63%          0.59%          5.41%         9.85%
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $235,902          $238,445       $233,230       $289,219       $316,155      $345,080
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.62%(5)          1.63%          1.60%          1.57%          1.61%         1.59%
   Expenses after custodian
      fee reduction(4)                    1.61%(5)          1.62%          1.60%          1.56%          1.59%         1.57%
   Net investment income                  4.63%(5)          4.71%          4.88%          4.37%          4.48%         4.82%
Portfolio Turnover of the
   Portfolio                                10%               20%            26%            32%            14%           24%
----------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 4.62% to 4.63%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         PENNSYLVANIA FUND -- CLASS A
                                  --------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2002     -----------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000(2)        1999(2)        1998
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.870           $ 9.480        $ 9.990        $10.400      $10.550
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.282           $ 0.548        $ 0.534        $ 0.546      $ 0.578
Net realized and unrealized
   gain (loss)                          (0.090)            0.381         (0.492)        (0.393)      (0.143)
------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.192           $ 0.929        $ 0.042        $ 0.153      $ 0.435
------------------------------------------------------------------------------------------------------------

Less distributions*
------------------------------------------------------------------------------------------------------------
From net investment income             $(0.272)          $(0.539)       $(0.552)       $(0.563)     $(0.585)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.272)          $(0.539)       $(0.552)       $(0.563)     $(0.585)
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.790           $ 9.870        $ 9.480        $ 9.990      $10.400
------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.94%            10.05%          0.58%          1.42%        4.17%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $13,136           $11,411        $ 9,302        $10,652      $ 8,552
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.84%(5)          0.89%          0.90%          0.75%        0.74%
   Expenses after custodian
      fee reduction(4)                    0.84%(5)          0.85%          0.90%          0.71%        0.70%
   Net investment income                  5.64%(5)          5.65%          5.63%          5.29%        5.40%
Portfolio Turnover of the
   Portfolio                                 7%               15%            18%            27%          13%
------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 5.63% to 5.64%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                PENNSYLVANIA FUND -- CLASS B
                                  ----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                             YEAR ENDED JULY 31,
                                  JANUARY 31, 2002     -------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000(2)        1999(2)        1998         1997
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.210          $  9.800       $ 10.310       $ 10.730      $ 10.900     $ 10.430
--------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.253          $  0.492       $  0.477       $  0.477      $  0.506     $  0.522
Net realized and unrealized
   gain (loss)                          (0.091)            0.392         (0.508)        (0.404)       (0.156)       0.458
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.162          $  0.884       $ (0.031)      $  0.073      $  0.350     $  0.980
--------------------------------------------------------------------------------------------------------------------------

Less distributions*
--------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.242)         $ (0.474)      $ (0.479)      $ (0.493)     $ (0.520)    $ (0.510)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.242)         $ (0.474)      $ (0.479)      $ (0.493)     $ (0.520)    $ (0.510)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.130          $ 10.210       $  9.800       $ 10.310      $ 10.730     $ 10.900
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.56%             9.21%         (0.15)%         0.64%         3.23%        9.66%
--------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $214,384          $218,068       $227,779       $303,150      $349,593     $395,974
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.59%(5)          1.65%          1.66%          1.58%         1.59%        1.61%
   Expenses after custodian
      fee reduction(4)                    1.59%(5)          1.61%          1.66%          1.54%         1.55%        1.56%
   Net investment income                  4.90%(5)          4.90%          4.86%          4.47%         4.63%        4.93%
Portfolio Turnover of the
   Portfolio                                 7%               15%            18%            27%           13%          17%
--------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 4.89% to 4.90%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-nine Funds, seven of which, each diversified, are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan
   Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund). The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Arizona Fund invests its assets in the Arizona Municipals Portfolio, the Colorado Fund invests its assets in the Colorado Municipals Portfolio, the Connecticut Fund invests its assets in the Connecticut Municipals Portfolio, the Michigan Fund invests its assets in the Michigan Municipals Portfolio, the Minnesota Fund invests its assets in the Minnesota Municipals Portfolio, the New Jersey Fund invests its assets in the New Jersey Municipals Portfolio and the Pennsylvania Fund invests its assets in the Pennsylvania Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at January 31, 2002 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective August 1, 2001, the Funds, through their investment in the Portfolios, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to August 1, 2001, the Funds through their investment in the Portfolios, amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Funds' net assets, but resulted in the following reclassification of the components of net assets as of July 31, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN COST   DECREASE IN
                                               OF INVESTMENT    NET UNREALIZED
    FUND                                        IN PORTFOLIO     APPRECIATION
    --------------------------------------------------------------------------
    Arizona                                       $ 17,069        $ (17,069)
    Colorado                                        12,633          (12,633)
    Connecticut                                     60,856          (60,856)
    Michigan                                        30,533          (30,533)
    Minnesota                                       43,072          (43,072)
    New Jersey                                     144,757         (144,757)
    Pennsylvania                                   138,526         (138,526)

   The effect of this change for the six months ended January 31, 2002 was to increase net investment income, increase (decrease) net realized gain (loss), and decrease net unrealized appreciation by the following amounts:

                                                 NET          NET
                                              INVESTMENT   REALIZED    NET UNREALIZED
    FUND                                        INCOME    GAIN (LOSS)   APPRECIATION
    ---------------------------------------------------------------------------------
    Arizona                                    $ 2,654      $  (669)      $ (1,985)
    Colorado                                     2,426         (267)        (2,159)
    Connecticut                                  7,192         (422)        (6,770)
    Michigan                                     6,478          (88)        (6,390)
    Minnesota                                    4,370       (1,533)        (2,837)
    New Jersey                                  15,428         (136)       (15,292)
    Pennsylvania                                 7,359         (972)        (6,387)

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   The statement of change in net assets and financial highlights for prior periods have not been restated to reflect these changes in policy.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At July 31, 2001, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    -------------------------------------------------------------------
    Arizona Fund                              $  589,819  July 31, 2009
                                                 177,375  July 31, 2008
                                                 431,585  July 31, 2004
    Colorado Fund                                145,382  July 31, 2009
                                                 668,429  July 31, 2004
    Connecticut Fund                             242,814  July 31, 2008
                                                   7,848  July 31, 2006
                                                  83,163  July 31, 2005
                                               3,460,220  July 31, 2004
    Michigan Fund                              1,374,130  July 31, 2008
    Minnesota Fund                               128,212  July 31, 2009
                                                 340,808  July 31, 2008
                                                 328,867  July 31, 2005
                                               2,802,385  July 31, 2004
    New Jersey Fund                            1,190,382  July 31, 2009
                                                  23,676  July 31, 2005
                                               5,684,649  July 31, 2004
    Pennsylvania Fund                            933,369  July 31, 2009
                                               1,809,455  July 31, 2005
                                               7,461,554  July 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at July 31, 2001, Arizona Fund, Colorado Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund had net capital losses of $463,884, $220,498, $307,162, $139,620 and $667,124, respectively, attributable to security transactions incurred after October 31, 2000. These are treated as arising on the first day of each Fund's next taxable year.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   January 31, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Shareholders may reinvest capital gain distributions in additional shares of each Fund at the net asset value as of the ex-dividend date.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                          ARIZONA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)          JULY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                  92,414           251,792
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            2,918            10,429
    Redemptions                                           (96,764)         (237,616)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                                (1,432)           24,605
    -------------------------------------------------------------------------------

                                                          ARIZONA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)          JULY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                 224,686           481,532
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           46,171            99,492
    Redemptions                                          (553,859)         (905,226)
    -------------------------------------------------------------------------------
    NET DECREASE                                         (283,002)         (324,202)
    -------------------------------------------------------------------------------

                                                          COLORADO FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)          JULY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                 105,244           132,873
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            3,472             6,026
    Redemptions                                           (67,254)          (78,612)
    -------------------------------------------------------------------------------
    NET INCREASE                                           41,462            60,287
    -------------------------------------------------------------------------------

                                                          COLORADO FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)          JULY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                 132,394           198,047
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           27,172            62,489
    Redemptions                                          (290,271)         (482,237)
    -------------------------------------------------------------------------------
    NET DECREASE                                         (130,705)         (221,701)
    -------------------------------------------------------------------------------

                                                        CONNECTICUT FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)          JULY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                 723,891           463,018
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           13,863            19,408
    Redemptions                                          (135,295)         (168,643)
    -------------------------------------------------------------------------------
    NET INCREASE                                          602,459           313,783
    -------------------------------------------------------------------------------

                                                        CONNECTICUT FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)          JULY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                 580,102           775,018
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          112,655           225,893
    Redemptions                                          (609,405)       (1,479,567)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                                83,352          (478,656)
    -------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                          MICHIGAN FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)          JULY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                 278,237            29,602
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            4,636             4,853
    Redemptions                                           (73,489)          (36,579)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                               209,384            (2,124)
    -------------------------------------------------------------------------------

                                                          MICHIGAN FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)          JULY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                 144,463           234,362
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           70,168           150,301
    Redemptions                                          (454,730)       (1,270,241)
    -------------------------------------------------------------------------------
    NET DECREASE                                         (240,099)         (885,578)
    -------------------------------------------------------------------------------

                                                         MINNESOTA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)          JULY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                 105,116           180,614
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            7,047            11,269
    Redemptions                                           (65,259)         (181,571)
    -------------------------------------------------------------------------------
    NET INCREASE                                           46,904            10,312
    -------------------------------------------------------------------------------

                                                         MINNESOTA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)          JULY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                 168,383           288,370
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           50,800           102,298
    Redemptions                                          (263,168)         (536,446)
    -------------------------------------------------------------------------------
    NET DECREASE                                          (43,985)         (145,778)
    -------------------------------------------------------------------------------

                                                         NEW JERSEY FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)          JULY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                 370,591           573,483
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           15,905            31,111
    Redemptions                                          (138,371)         (252,428)
    -------------------------------------------------------------------------------
    NET INCREASE                                          248,125           352,166
    -------------------------------------------------------------------------------

                                                         NEW JERSEY FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)          JULY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                 950,783         1,578,631
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          230,675           471,779
    Redemptions                                        (1,045,341)       (2,876,761)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                               136,117          (826,351)
    -------------------------------------------------------------------------------

                                                        PENNSYLVANIA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)          JULY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                 235,902           297,538
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           15,412            33,254
    Redemptions                                           (65,929)         (155,432)
    -------------------------------------------------------------------------------
    NET INCREASE                                          185,385           175,360
    -------------------------------------------------------------------------------

                                                        PENNSYLVANIA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)          JULY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                 703,763         1,158,652
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          200,033           423,304
    Redemptions                                        (1,099,584)       (3,459,034)
    -------------------------------------------------------------------------------
    NET DECREASE                                         (195,788)       (1,877,078)
    -------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. Each Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $1,223, $608, $6,187, $472, $1,385, $6,551, and $4,490 from the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Pennsylvania Fund, respectively, as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2002.

   Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). The Class B Plan requires the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. The Funds will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and, accordingly, reduces net assets. For the six months ended January 31, 2002, the Class B shares of the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid $245,706, $101,442, $478,924, $288,847, $164,501, $900,203 and $826,671, respectively, to EVD, representing 0.75% (annualized) of each Fund's Class B average daily net assets. At January 31, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund were approximately $1,679,000, $1,113,000, $2,863,000, $1,073,000, $1,117,000, $3,883,000, and $4,151,000, respectively.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.20% of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended January 31, 2002, Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued service fees to or payable to EVD in the amount of $5,239, $2,903, $16,090, $3,769, $5,733, $20,715 and $12,387, respectively, for Class A shares, and $65,521, $27,051, $127,713, $77,022, $43,866, $240,054 and
   $220,445, respectively, for Class B shares.

   Certain officers and Trustees of the Funds are officers or directors of the above organizations.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $57,000, $26,000, $72,000, $38,000, $32,000, $100,000,
   and $49,000 of CDSC paid by Class B shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the six months ended January 31, 2002.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended January 31, 2002 were as follows:

    ARIZONA FUND
    -----------------------------------------------------
    Increases                                 $ 3,233,383
    Decreases                                   8,095,119

    COLORADO FUND
    -----------------------------------------------------
    Increases                                 $ 2,463,515
    Decreases                                   4,506,904

    CONNECTICUT FUND
    -----------------------------------------------------
    Increases                                 $14,206,521
    Decreases                                  10,202,250

    MICHIGAN FUND
    -----------------------------------------------------
    Increases                                 $ 4,178,493
    Decreases                                   6,973,400

    MINNESOTA FUND
    -----------------------------------------------------
    Increases                                 $ 2,703,047
    Decreases                                   4,270,129

    NEW JERSEY FUND
    -----------------------------------------------------
    Increases                                 $13,929,536
    Decreases                                  16,992,104

    PENNSYLVANIA FUND
    -----------------------------------------------------
    Increases                                 $ 9,469,424
    Decreases                                  16,599,665

ARIZONA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 2.2%
------------------------------------------------------------------------
     $1,000        Arizona School Facility Board, (State
                   School Improvements), 5.00%, 7/1/19       $ 1,004,060
        500        Glendale IDA, (Midwestern University),
                   5.75%, 5/15/21                                507,515
------------------------------------------------------------------------
                                                             $ 1,511,575
------------------------------------------------------------------------
Electric Utilities -- 5.3%
------------------------------------------------------------------------
     $1,000        Maricopa County, IDA, (Public Service
                   Co. of New Mexico), 6.375%, 8/15/23       $ 1,012,720
        700        Pima County, IDA, (Tucson Electric Power
                   Co.), 6.00%, 9/1/29                           671,762
      1,000        Puerto Rico Electric Power Authority,
                   5.375%, 7/1/18                              1,065,350
        415        Salt River, Agriculture Improvement and
                   Power District, 5.00%, 1/1/25                 410,240
        420        Salt River, Agriculture Improvement and
                   Power District, Variable Rate,
                   1/1/25(1)(2)                                  410,365
------------------------------------------------------------------------
                                                             $ 3,570,437
------------------------------------------------------------------------
Escrowed / Prerefunded -- 18.0%
------------------------------------------------------------------------
     $1,000        Glendale, IDA, (Thunderbird-American
                   Graduate School), Prerefunded to 7/1/05,
                   7.125%, 7/1/20                            $ 1,144,990
      1,000        Maricopa County, Hospital District No.
                   1, Prerefunded to 6/1/2006, (FGIC),
                   6.125%, 6/1/15                              1,084,440
      1,250        Maricopa County, IDA, (Place Five and
                   The Greenery), Escrowed to Maturity,
                   8.625%, 1/1/27                              1,551,225
      1,000        Maricopa County, IDA, (Samaritan Health
                   Services), (MBIA), Escrowed to Maturity,
                   7.00%, 12/1/16                              1,215,780
      7,500        Maricopa County, Single Family, Escrowed
                   to Maturity, 0.00%, 2/1/16                  3,700,575
      6,500        Phoenix, IDA, Single Family, Escrowed to
                   Maturity, 0.00%, 12/1/14                    3,501,030
------------------------------------------------------------------------
                                                             $12,198,040
------------------------------------------------------------------------
General Obligations -- 4.8%
------------------------------------------------------------------------
     $1,125        Puerto Rico, 0.00%, 7/1/18                $   480,634
      1,275        Tucson, 4.50%, 7/1/19                       1,196,460
      1,500        Tucson, 5.375%, 7/1/21                      1,581,765
------------------------------------------------------------------------
                                                             $ 3,258,859
------------------------------------------------------------------------
Health Care-Miscellaneous -- 2.0%
------------------------------------------------------------------------
     $1,000        Coconino County, IDA, Health Care
                   Institution, (Guidance Center, Inc.),
                   5.80%, 6/1/11                             $   914,810
        500        Yavapai County, IDA, Health Care
                   Institution, (West Yavapai Guidance),
                   6.625%, 8/15/24                               457,285
------------------------------------------------------------------------
                                                             $ 1,372,095
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Hospital -- 4.5%
------------------------------------------------------------------------
     $1,130        Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.125%, 6/1/12(3)                         $   355,950
      1,250        Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.20%, 6/1/21(3)                              393,750
        500        Maricopa County, IDA, (Mayo Foundation),
                   Residual Certificates, 5.25%, 11/15/37        492,495
      1,000        Scottsdale, IDA, (Scottsdale
                   Healthcare), 5.70%, 12/1/21                   995,800
      1,000        Winslow, IDA, (Winslow Memorial
                   Hospital), 5.50%, 6/1/22                      793,770
------------------------------------------------------------------------
                                                             $ 3,031,765
------------------------------------------------------------------------
Housing -- 5.8%
------------------------------------------------------------------------
     $1,000        Maricopa County, IDA, (Laguna Point
                   Apartments), 6.75%, 7/1/19                $ 1,044,950
        895        Maricopa County, IDA, (National Health
                   Facilities II), 6.375%, 1/1/19                830,784
      1,000        Phoenix, IDA, (Woodstone and Silver
                   Springs Apartments), (Asset Guaranty),
                   6.25%, 4/1/23                               1,027,270
      1,000        Tempe, IDA, (Quadrangle Village
                   Apartments), 6.25%, 6/1/26                  1,018,510
------------------------------------------------------------------------
                                                             $ 3,921,514
------------------------------------------------------------------------
Industrial Development Revenue -- 2.3%
------------------------------------------------------------------------
     $1,000        Casa Grande, (Frito Lay, Inc.),
                   6.60%, 12/1/10                            $ 1,068,900
        750        Gila County, IDA, (Asarco, Inc.),
                   5.55%, 1/1/27                                 217,455
        750        Phoenix Airport Authority, (America West
                   Airlines, Inc.), (AMT), 6.25%, 6/1/19         275,752
------------------------------------------------------------------------
                                                             $ 1,562,107
------------------------------------------------------------------------
Insured-Electric Utilities -- 2.7%
------------------------------------------------------------------------
     $1,105        Pima County, IDA, (Tucson Electric Power
                   Co.), (FSA), 7.25%, 7/15/10               $ 1,160,802
        670        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(2)(6)           691,487
------------------------------------------------------------------------
                                                             $ 1,852,289
------------------------------------------------------------------------
Insured-General Obligations -- 1.6%
------------------------------------------------------------------------
     $1,000        Puerto Rico, (FSA), Variable Rate,
                   7/1/20(1)                                 $ 1,065,000
------------------------------------------------------------------------
                                                             $ 1,065,000
------------------------------------------------------------------------
Insured-Hospital -- 20.0%
------------------------------------------------------------------------
     $1,195        Arizona Health Facilities Authority,
                   (Arizona Healthcare Systems), (FGIC),
                   5.50%, 6/1/15(7)                          $ 1,249,480
      1,000        Arizona Health Facilities Authority,
                   (Northern Arizona Healthcare System),
                   (AMBAC), 4.75%, 10/1/30                       917,260

                       SEE NOTES TO FINANCIAL STATEMENTS

ARIZONA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $2,000        Maricopa County, IDA, (Mayo Clinic
                   Hospital), (AMBAC), 5.25%, 11/15/37(5)    $ 1,998,540
      1,000        Mesa IDA, (Discovery Health System),
                   (MBIA), 5.625%, 1/1/29                      1,031,770
      2,000        Mohave County, IDA, (Kingman Regional
                   Medical Center), (FGIC), 6.50%, 6/1/15      2,047,920
      1,000        Pima County, IDA, (Carondelet Health
                   Care Corp.), (MBIA), 5.25%, 7/1/12          1,071,670
      1,000        Pima County, IDA, (Carondolet Health
                   Care Corp.), (MBIA), 5.25%, 7/1/11          1,072,490
      1,500        Pima County, IDA, (Tucson Medical
                   Center), (MBIA), 6.375%, 4/1/12             1,540,215
      1,500        Scottsdale, IDA, (Scottsdale Memorial
                   Hospital), (AMBAC), 6.125%, 9/1/17          1,618,125
      1,000        Yuma, IDA, (Yuma Regional Medical
                   Center), (FSA), 5.00%, 8/1/31                 972,200
------------------------------------------------------------------------
                                                             $13,519,670
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 10.6%
------------------------------------------------------------------------
     $1,400        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(6)                                 $ 1,341,060
        500        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(2)(6)                                  518,600
      1,000        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(2)          979,040
      4,750        Scottsdale, Preservation Authority,
                   (FGIC), 4.50%, 7/1/24                       4,362,780
------------------------------------------------------------------------
                                                             $ 7,201,480
------------------------------------------------------------------------
Insured-Transportation -- 3.5%
------------------------------------------------------------------------
     $  750        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/36          $   734,168
        100        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36              104,763
      1,500        Tucson Street and Highway Revenue,
                   (FGIC), 5.00%, 7/1/18                       1,510,695
------------------------------------------------------------------------
                                                             $ 2,349,626
------------------------------------------------------------------------
Insured-Water and Sewer -- 1.8%
------------------------------------------------------------------------
     $1,205        Peoria, Water and Sewer, (FGIC),
                   5.00%, 7/1/18                             $ 1,212,736
------------------------------------------------------------------------
                                                             $ 1,212,736
------------------------------------------------------------------------
Pooled Loans -- 8.7%
------------------------------------------------------------------------
     $2,000        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $ 2,133,340
      2,000        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.30%, 12/1/08                2,067,680
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Pooled Loans (continued)
------------------------------------------------------------------------
     $1,500        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10(4)       $ 1,648,155
------------------------------------------------------------------------
                                                             $ 5,849,175
------------------------------------------------------------------------
Senior Living / Life Care -- 1.7%
------------------------------------------------------------------------
     $1,800        Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26(8)                         $ 1,154,952
------------------------------------------------------------------------
                                                             $ 1,154,952
------------------------------------------------------------------------
Water and Sewer -- 3.7%
------------------------------------------------------------------------
     $1,000        Central Arizona Water Conservation
                   District, 5.50%, 11/1/09                  $ 1,097,300
      1,500        Phoenix, Civic Improvement Corp.,
                   Wastewater System, 4.75%, 7/1/23            1,419,855
------------------------------------------------------------------------
                                                             $ 2,517,155
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.2%
   (identified cost $65,905,108)                             $67,148,475
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.8%                       $   535,224
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $67,683,699
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2002, 43.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.5% to 17.1% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Non-income producing security.
 (4) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (6)  Security has been issued as a leveraged inverse floater bond.
 (7)  When-issued security.
 (8)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

COLORADO MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 6.9%
------------------------------------------------------------------------
     $1,000        Colorado Educational and Cultural
                   Facilities Authority, (Alexander Dawson
                   School), 5.30%, 2/15/29                   $   994,990
      1,000        Colorado Springs, (Colorado College),
                   5.25%, 6/1/24                               1,008,370
------------------------------------------------------------------------
                                                             $ 2,003,360
------------------------------------------------------------------------
Escrowed / Prerefunded -- 9.9%
------------------------------------------------------------------------
     $1,500        Dawson Ridge, Metropolitan District #1,
                   Escrowed to Maturity, 0.00%, 10/1/22      $   401,115
      3,000        Dawson Ridge, Metropolitan District #1,
                   Escrowed to Maturity, 0.00%, 10/1/22          802,230
      1,000        Eagle, Garfield and Routt Counties,
                   School District No. RE 50J, (FGIC),
                   Prerefunded to 12/1/04, 6.30%, 12/1/12      1,122,740
        500        Puerto Rico Telephone Authority, (MBIA),
                   Prerefunded to 1/1/03, Variable Rate,
                   1/16/15(1)                                    549,375
------------------------------------------------------------------------
                                                             $ 2,875,460
------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.6%
------------------------------------------------------------------------
     $  500        Colorado Health Facilities Authority,
                   (Cleo Wallace Center), 7.00%, 8/1/15      $   480,640
------------------------------------------------------------------------
                                                             $   480,640
------------------------------------------------------------------------
Hospital -- 10.4%
------------------------------------------------------------------------
     $  350        Aspen Valley, Hospital District,
                   6.80%, 10/15/24                           $   367,318
        750        Colorado Health Facilities Authority,
                   (Parkview Memorial Hospital),
                   6.125%, 9/1/25                                762,150
        500        Colorado Health Facilities Authority,
                   (Portercare Adventist Health),
                   6.50%, 11/15/31                               518,330
        265        Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/13                                273,379
        400        La Junta, (Arkansas Valley Regional
                   Medical Center), 6.10%, 4/1/24                388,148
        715        University of Colorado Hospital
                   Authority, 5.60%, 11/15/25                    705,226
------------------------------------------------------------------------
                                                             $ 3,014,551
------------------------------------------------------------------------
Housing -- 10.7%
------------------------------------------------------------------------
     $  500        Colorado HFA, Multifamily, (AMT),
                   6.40%, 10/1/27                            $   515,320
        145        Colorado HFA, Single Family,
                   8.00%, 12/1/24                                153,482
      1,000        Denver, Multifamily, (Bank Lofts),
                   (FHA), (AMT), 6.15%, 12/1/16                1,043,000
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Housing (continued)
------------------------------------------------------------------------
     $  375        Lake Creek, (Affordable Housing Corp.),
                   Multifamily, 6.25%, 12/1/23               $   350,861
      1,000        Lakewood, Multifamily, (FHA), (AMT),
                   6.65%, 10/1/25                              1,043,390
------------------------------------------------------------------------
                                                             $ 3,106,053
------------------------------------------------------------------------
Industrial Development Revenue -- 5.0%
------------------------------------------------------------------------
     $  500        Denver Airport Special Facilities,
                   (United Airlines), (AMT),
                   6.875%, 10/1/32                           $   316,595
        750        Puerto Rico Industrial, Medical and
                   Environmental Pollution Control Facility
                   Finance Authority, (American Home
                   Products), 5.10%, 12/1/18                     751,147
        500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26               390,505
------------------------------------------------------------------------
                                                             $ 1,458,247
------------------------------------------------------------------------
Insured-Education -- 3.2%
------------------------------------------------------------------------
     $1,000        Colorado Educational and Cultural
                   Facilities Authority, (Auraria
                   Foundation/University of Colorado),
                   (AMBAC), 4.75%, 9/1/28                    $   926,710
------------------------------------------------------------------------
                                                             $   926,710
------------------------------------------------------------------------
Insured-Electric Utilities -- 1.1%
------------------------------------------------------------------------
     $  300        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)  $   322,500
------------------------------------------------------------------------
                                                             $   322,500
------------------------------------------------------------------------
Insured-General Obligations -- 6.9%
------------------------------------------------------------------------
     $1,000        Denver, City and County School District
                   #1, (FGIC), 5.00%, 12/1/23                $   986,070
      1,000        Pueblo County, School District #70,
                   (FGIC), 5.00%, 12/1/19                      1,014,710
------------------------------------------------------------------------
                                                             $ 2,000,780
------------------------------------------------------------------------
Insured-Housing -- 3.7%
------------------------------------------------------------------------
     $1,000        Thornton, SCA Realty Multifamily, (FSA),
                   7.10%, 1/1/30                             $ 1,064,870
------------------------------------------------------------------------
                                                             $ 1,064,870
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.7%
------------------------------------------------------------------------
     $  200        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(2)(3)                              $   207,440
------------------------------------------------------------------------
                                                             $   207,440
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

COLORADO MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Transportation -- 23.6%
------------------------------------------------------------------------
     $1,500        Denver, Airport, (FSA), (AMT),
                   5.00%, 11/15/25                           $ 1,424,865
      3,500        E-470 Colorado Public Highway Authority,
                   (MBIA), 0.00%, 9/1/16                       1,657,880
      1,200        E-470 Colorado Public Highway Authority,
                   (MBIA), 4.75%, 9/1/23(4)                    1,126,692
      3,095        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/18           1,376,254
        250        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/36              244,723
      1,000        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36            1,047,630
------------------------------------------------------------------------
                                                             $ 6,878,044
------------------------------------------------------------------------
Nursing Home -- 1.1%
------------------------------------------------------------------------
     $  400        Colorado Health Facilities Authority,
                   (Volunteers of America), 5.875%, 7/1/28   $   326,476
------------------------------------------------------------------------
                                                             $   326,476
------------------------------------------------------------------------
Other Revenue -- 1.3%
------------------------------------------------------------------------
     $  400        Black Hawk, Business Improvement
                   District, 6.50%, 12/1/11                  $   392,148
------------------------------------------------------------------------
                                                             $   392,148
------------------------------------------------------------------------
Senior Living / Life Care -- 1.3%
------------------------------------------------------------------------
     $  429        Logan County, Industrial Development,
                   (TLC Care Choices, Inc.),
                   6.875%, 12/1/23                           $   385,831
------------------------------------------------------------------------
                                                             $   385,831
------------------------------------------------------------------------
Special Tax Revenue -- 4.5%
------------------------------------------------------------------------
     $  400        Bachelor Gulch, Metropolitan District,
                   6.70%, 11/15/19                           $   415,232
        360        Bell Mountain Ranch, Metropolitan
                   District, 6.625%, 11/15/25                    353,614
        500        Cottonwood, Water and Sanitation
                   District, 7.75%, 12/1/20                      536,180
------------------------------------------------------------------------
                                                             $ 1,305,026
------------------------------------------------------------------------
Transportation -- 1.7%
------------------------------------------------------------------------
     $  500        Eagle County, (Eagle County Airport
                   Terminal), (AMT), 7.50%, 5/1/21           $   494,055
------------------------------------------------------------------------
                                                             $   494,055
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Water and Sewer -- 5.2%
------------------------------------------------------------------------
     $1,000        Colorado Water Resources, Power
                   Development Authority, 5.00%, 9/1/21      $   994,400
         85        Colorado Water Resources, Power
                   Development Authority, 5.25%, 9/1/19           92,091
        415        Colorado Water Resources, Power
                   Development Authority, 5.25%, 9/1/19          422,379
------------------------------------------------------------------------
                                                             $ 1,508,870
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.8%
   (identified cost $28,032,016)                             $28,751,061
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                       $   361,922
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $29,112,983
------------------------------------------------------------------------

 The Portfolio invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2002, 45.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 8.0% to 16.1% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 6.8%
-------------------------------------------------------------------------
     $1,000        Connecticut HEFA, (Loomis Chaffee
                   School), 5.25%, 7/1/31                    $  1,001,940
      1,675        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/23                                1,677,713
      2,275        Connecticut HEFA, (University of
                   Hartford), 6.80%, 7/1/22                     2,322,229
      3,400        Connecticut HEFA, (Yale University),
                   Variable Rate, 6/10/30(1)                    3,570,000
      1,350        University of Connecticut,
                   5.00%, 5/15/23(2)                            1,345,518
-------------------------------------------------------------------------
                                                             $  9,917,400
-------------------------------------------------------------------------
Electric Utilities -- 3.0%
-------------------------------------------------------------------------
     $2,000        Connecticut Development Authority,
                   (Connecticut Light and Power),
                   5.85%, 9/1/28                             $  2,037,960
      1,500        Connecticut Development Authority,
                   (Connecticut Light and Power), (AMT),
                   5.95%, 9/1/28                                1,519,950
        800        Connecticut Development Authority,
                   (Western Mass Electric), Variable Rate,
                   9/1/22(1)(3)                                   826,512
-------------------------------------------------------------------------
                                                             $  4,384,422
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 7.9%
-------------------------------------------------------------------------
     $1,240        Connecticut Development Authority,
                   (Baptist Homes), Prerefunded to 9/1/02,
                   9.00%, 9/1/22                             $  1,316,347
      1,000        Connecticut HEFA, (Choate Rosemary
                   College), (MBIA), Prerefunded to 7/1/04,
                   6.80%, 7/1/15(4)                             1,114,150
      3,000        Connecticut HEFA, (NHP), (Windsor),
                   Prerefunded to 11/1/04, 7.125%, 11/1/14      3,426,840
      3,100        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 7/1/03, 6.00%, 7/1/23         3,339,196
      1,000        Connecticut HEFA, (Sacred Heart
                   University), Prerefunded to 7/1/02,
                   6.80%, 7/1/12                                1,041,790
      1,100        Guam Power Authority, Prerefunded to
                   10/1/04, 6.625%, 10/1/14                     1,244,408
-------------------------------------------------------------------------
                                                             $ 11,482,731
-------------------------------------------------------------------------
General Obligations -- 5.0%
-------------------------------------------------------------------------
     $1,750        Connecticut, 0.00%, 11/1/09               $  1,281,910
      1,270        Danbury, 4.50%, 2/1/14                       1,275,271
      1,065        Puerto Rico, 0.00%, 7/1/15                     552,341
      2,000        Puerto Rico, 5.00%, 7/1/27                   1,905,940
        400        Redding, 5.50%, 10/15/18                       434,056
        650        Redding, 5.625%, 10/15/19                      713,837
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

General Obligations (continued)
-------------------------------------------------------------------------
     $  535        Wilton, 5.25%, 7/15/18                    $    565,607
        535        Wilton, 5.25%, 7/15/19                         564,200
-------------------------------------------------------------------------
                                                             $  7,293,162
-------------------------------------------------------------------------
Hospital -- 2.6%
-------------------------------------------------------------------------
     $4,000        Connecticut HEFA, (Griffin Hospital),
                   5.75%, 7/1/23                             $  3,787,960
-------------------------------------------------------------------------
                                                             $  3,787,960
-------------------------------------------------------------------------
Housing -- 3.6%
-------------------------------------------------------------------------
     $1,000        Connecticut HFA, Housing Mortgage
                   Finance Program, (AMT), 5.45%, 5/15/32    $  1,000,570
        215        Connecticut HFA, Multifamily,
                   6.60%, 11/15/23                                221,259
      3,585        Connecticut HFA, Multifamily, (AMT),
                   6.20%, 11/15/22                              3,754,140
        290        Puerto Rico Housing Finance Corp.,
                   7.50%, 10/1/11                                 290,682
-------------------------------------------------------------------------
                                                             $  5,266,651
-------------------------------------------------------------------------
Industrial Development Revenue -- 6.9%
-------------------------------------------------------------------------
     $1,000        Connecticut Development Authority,
                   (Pfizer, Inc.), 6.55%, 2/15/13            $  1,034,090
      3,065        Connecticut Development Authority,
                   Airport Facility, (Signature Flight),
                   (AMT), 6.625%, 12/1/14                       2,958,277
      4,500        Eastern Connecticut Resource Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.50%, 1/1/20                                4,184,775
        200        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26                156,202
        500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23                397,775
      1,350        Sprague, Environmental Improvement,
                   (International Paper Co.), (AMT),
                   5.70%, 10/1/21                               1,304,991
-------------------------------------------------------------------------
                                                             $ 10,036,110
-------------------------------------------------------------------------
Insured-Education -- 12.7%
-------------------------------------------------------------------------
     $3,000        Connecticut HEFA, (Choate Rosemary
                   College), (MBIA), 5.00%, 7/1/27           $  2,944,830
      2,000        Connecticut HEFA, (Fairfield
                   University), (MBIA), 5.00%, 7/1/28           1,988,300
      2,500        Connecticut HEFA, (Fairfield
                   University), (MBIA), 5.25%, 7/1/25           2,543,550
      1,000        Connecticut HEFA, (Greenwich Academy),
                   (FSA), 5.00%, 3/1/32                           994,260
      5,305        Connecticut HEFA, (Trinity College),
                   (MBIA), 5.50%, 7/1/21(5)                     5,717,941

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Education (continued)
-------------------------------------------------------------------------
     $1,440        Connecticut HEFA, (Westminster School),
                   (MBIA), 5.00%, 7/1/29                     $  1,430,366
      3,000        University of Connecticut, (MBIA),
                   4.75%, 11/15/24                              2,880,720
-------------------------------------------------------------------------
                                                             $ 18,499,967
-------------------------------------------------------------------------
Insured-Electric Utilities -- 4.3%
-------------------------------------------------------------------------
     $4,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                      $  3,821,800
      2,500        Puerto Rico Electric Power Authority,
                   (XLCA), 5.00%, 7/1/28                        2,447,150
-------------------------------------------------------------------------
                                                             $  6,268,950
-------------------------------------------------------------------------
Insured-General Obligations -- 6.1%
-------------------------------------------------------------------------
     $3,870        Bridgeport, (FGIC), 4.75%, 8/15/21        $  3,747,784
      1,000        New Britain, (MBIA), 6.00%, 3/1/12           1,147,130
      4,000        Suffield, (MBIA), 4.75%, 6/15/21             3,913,040
-------------------------------------------------------------------------
                                                             $  8,807,954
-------------------------------------------------------------------------
Insured-Health Care Miscellaneous -- 0.4%
-------------------------------------------------------------------------
     $  550        Connecticut HEFA, (Child Care Facility
                   Program), (AMBAC), 5.00%, 7/1/31          $    531,487
-------------------------------------------------------------------------
                                                             $    531,487
-------------------------------------------------------------------------
Insured-Hospital -- 5.5%
-------------------------------------------------------------------------
     $1,000        Connecticut HEFA, (Bridgeport Hospital),
                   (MBIA), 6.625%, 7/1/18                    $  1,038,100
      1,000        Connecticut HEFA, (Danbury Hospital),
                   (AMBAC), 5.375%, 7/1/17                      1,022,810
      1,500        Connecticut HEFA, (Hospital of St.
                   Raphael), (AMBAC), 6.625%, 7/1/14            1,551,375
      2,350        Connecticut HEFA, (Lawrence and Memorial
                   Hospital), (MBIA), 5.00%, 7/1/22             2,324,714
      2,000        Connecticut HEFA, (Yale-New Haven
                   Hospital), (MBIA), 6.50%, 7/1/12             2,079,020
-------------------------------------------------------------------------
                                                             $  8,016,019
-------------------------------------------------------------------------
Insured-Housing -- 1.0%
-------------------------------------------------------------------------
     $1,500        Connecticut HFA, (Housing Mortgage
                   Finance Program), (MBIA), (AMT),
                   5.30%, 5/15/33                            $  1,486,290
-------------------------------------------------------------------------
                                                             $  1,486,290
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Pooled Loans -- 1.0%
-------------------------------------------------------------------------
     $1,500        Connecticut Higher Education
                   Supplemental Loan Authority, (MBIA),
                   (AMT), 5.25%, 11/15/21                    $  1,470,045
-------------------------------------------------------------------------
                                                             $  1,470,045
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.5%
-------------------------------------------------------------------------
     $1,000        Connecticut Special Tax Transportation
                   Infrastructure, (FSA), 5.00%, 10/1/21     $  1,002,590
        375        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(1)(3)                                   364,474
      2,000        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28            1,971,920
        350        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(3)(6)                                   363,020
-------------------------------------------------------------------------
                                                             $  3,702,004
-------------------------------------------------------------------------
Insured-Transportation -- 9.0%
-------------------------------------------------------------------------
     $5,500        Connecticut Airport, (Bradley
                   International Airport), (FGIC), (AMT),
                   5.125%, 10/1/26                           $  5,371,685
      1,750        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16              878,238
      1,020        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38                949,222
      2,350        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/22             2,348,402
      3,680        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/38             3,598,341
-------------------------------------------------------------------------
                                                             $ 13,145,888
-------------------------------------------------------------------------
Insured-Water and Sewer -- 0.9%
-------------------------------------------------------------------------
     $1,340        South Central Connecticut Regional Water
                   Authority, (FGIC), 5.125%, 8/1/29         $  1,345,105
-------------------------------------------------------------------------
                                                             $  1,345,105
-------------------------------------------------------------------------
Nursing Home -- 6.2%
-------------------------------------------------------------------------
     $  720        Connecticut HEFA, (NHP) (Highland View),
                   (AMT), 7.00%, 11/1/07                     $    815,954
      1,305        Connecticut HEFA, (NHP), (Sharon
                   Healthcare), 6.25%, 11/1/14                  1,461,235
        655        Connecticut HEFA, (NHP), (St. Camillus),
                   6.25%, 11/1/18                                 681,180
      3,250        Connecticut HEFA, (NHP), (St. Joseph's
                   Manor), 6.25%, 11/1/16                       3,419,488
        335        Connecticut HEFA, (NHP), (Wadsworth
                   Glen), (AMT), 7.00%, 11/1/07                   379,645

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Nursing Home (continued)
-------------------------------------------------------------------------
     $2,000        Connecticut HEFA, (NHP), (Wadsworth
                   Glen), (AMT), 7.50%, 11/1/16              $  2,248,220
-------------------------------------------------------------------------
                                                             $  9,005,722
-------------------------------------------------------------------------
Pooled Loans -- 0.7%
-------------------------------------------------------------------------
     $  905        Connecticut Higher Education
                   Supplemental Loan Authority, (AMT),
                   6.20%, 11/15/09                           $    948,585
-------------------------------------------------------------------------
                                                             $    948,585
-------------------------------------------------------------------------
Solid Waste -- 4.8%
-------------------------------------------------------------------------
     $2,500        Bristol Resource Recovery Facility,
                   (Ogden Martin Systems), 6.50%, 7/1/14     $  2,603,375
      4,250        Connecticut Resources Recovery
                   Authority, (American REF-FUEL Co.),
                   (AMT), 6.45%, 11/15/22                       4,322,803
-------------------------------------------------------------------------
                                                             $  6,926,178
-------------------------------------------------------------------------
Special Tax Revenue -- 4.2%
-------------------------------------------------------------------------
     $3,180        Connecticut Special Tax Transportation
                   Infrastructure, 6.125%, 9/1/12            $  3,667,685
      2,000        Connecticut Special Tax Transportation
                   Infrastructure, 6.50%, 10/1/12               2,372,180
-------------------------------------------------------------------------
                                                             $  6,039,865
-------------------------------------------------------------------------
Transportation -- 0.4%
-------------------------------------------------------------------------
     $  500        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/15                  $    538,160
-------------------------------------------------------------------------
                                                             $    538,160
-------------------------------------------------------------------------
Water and Sewer -- 3.2%
-------------------------------------------------------------------------
     $3,010        Connecticut Clean Water Fund,
                   5.50%, 10/1/19                            $  3,177,175
      1,250        Connecticut Clean Water Fund,
                   6.00%, 10/1/12                               1,434,225
-------------------------------------------------------------------------
                                                             $  4,611,400
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.7%
   (identified cost $136,618,308)                            $143,512,055
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.3%                       $  1,934,237
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $145,446,292
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2002, 44.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.7% to 26.5% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2)  When-issued security.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (5) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (6)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 0.7%
------------------------------------------------------------------------
    $   500        Michigan South Central Power Agency
                   Supply System, 6.75%, 11/1/10             $   510,935
------------------------------------------------------------------------
                                                             $   510,935
------------------------------------------------------------------------
Escrowed / Prerefunded -- 9.2%
------------------------------------------------------------------------
    $   250        Battle Creek, Downtown Development
                   Authority Tax Increment, Prerefunded to
                   5/1/02, 7.60%, 5/1/16                     $   282,607
      1,315        Battle Creek, Downtown Development
                   Authority Tax Increment, Prerefunded to
                   5/1/04, 7.65%, 5/1/22                       1,487,936
        475        Detroit, Prerefunded to 4/1/05,
                   6.70%, 4/1/10                                 533,316
      3,500        Kent Hospital Finance Authority,
                   (Butterworth Health System), Prerefunded
                   to 1/15/06, (MBIA), 6.125%, 1/15/21         3,925,985
      1,000        Lake Orion, School District, Prerefunded
                   to 5/1/05, (AMBAC), 7.00%, 5/1/20           1,134,830
------------------------------------------------------------------------
                                                             $ 7,364,674
------------------------------------------------------------------------
General Obligations -- 5.3%
------------------------------------------------------------------------
    $ 2,000        Detroit, 6.35%, 4/1/14                    $ 2,122,180
     11,140        Grand Rapids and Kent County, Joint
                   Building Authority, 0.00%, 12/1/30          2,135,092
------------------------------------------------------------------------
                                                             $ 4,257,272
------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.3%
------------------------------------------------------------------------
    $ 1,100        Pittsfield Township EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                 $ 1,063,645
------------------------------------------------------------------------
                                                             $ 1,063,645
------------------------------------------------------------------------
Hospital -- 11.6%
------------------------------------------------------------------------
    $   500        Allegan Hospital Finance Authority,
                   (Allegan General Hospital),
                   7.00%, 11/15/21                           $   500,275
      1,000        Dickinson County Health System,
                   5.80%, 11/1/24                                920,650
      1,100        Mecosta County, (Michigan General
                   Hospital), 5.75%, 5/15/09                   1,085,436
      2,000        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.25%, 10/1/27                              1,749,440
        250        Michigan Hospital Finance Authority,
                   (Henry Ford Continuing Care Corp.),
                   6.75%, 7/1/11                                 255,977
      4,750        Michigan Hospital Finance Authority,
                   (McLaren Obligated Group),
                   4.50%, 10/15/21                             4,012,753
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
    $   750        Michigan Hospital Finance Authority,
                   (Sparrow Obligation Goup),
                   5.625%, 11/15/36                          $   727,778
------------------------------------------------------------------------
                                                             $ 9,252,309
------------------------------------------------------------------------
Industrial Development Revenue -- 7.3%
------------------------------------------------------------------------
    $ 1,500        Detroit Local Development Finance
                   Authority, (Chrysler Corp.),
                   5.375%, 5/1/21                            $ 1,471,665
      2,000        Dickinson, EDC, (Champion
                   International), 5.85%, 10/1/18              2,009,460
        947        Michigan Strategic Fund, (Crown Paper),
                   (AMT), 6.50%, 8/1/21(1)                       146,809
      2,200        Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                      2,227,720
------------------------------------------------------------------------
                                                             $ 5,855,654
------------------------------------------------------------------------
Insured-Education -- 4.3%
------------------------------------------------------------------------
    $ 1,000        Ferris State University, (AMBAC),
                   5.00%, 10/1/23                            $   977,290
        500        Ferris State University, (AMBAC),
                   5.00%, 10/1/28                                483,385
      2,000        Western Michigan University, (FGIC),
                   5.125%, 11/15/22                            2,000,840
------------------------------------------------------------------------
                                                             $ 3,461,515
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.2%
------------------------------------------------------------------------
    $   300        Michigan Strategic Fund, (Detroit Edison
                   Co.), (FGIC), 6.95%, 5/1/11               $   358,476
      2,000        Michigan Strategic Fund, (Detroit Edison
                   Co.), (MBIA), (AMT), 5.55%, 9/1/29          2,034,080
      1,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                          955,450
------------------------------------------------------------------------
                                                             $ 3,348,006
------------------------------------------------------------------------
Insured-General Obligations -- 18.0%
------------------------------------------------------------------------
    $ 1,000        Avondale School District, (AMBAC),
                   4.75%, 5/1/22                             $   942,670
      1,345        Brighton School District, (AMBAC),
                   0.00%, 5/1/18                                 577,583
      1,000        Coopersville Area Public School
                   District, (MBIA), 5.00%, 5/1/29               970,240
        400        Haslett Public School District, (FSA),
                   4.75%, 5/1/26                                 379,280
      1,900        Holland School District, (AMBAC),
                   0.00%, 5/1/17                                 864,614
      3,000        Lake Orion, Community School District,
                   (FGIC), 5.125%, 5/1/23                      2,992,050
      1,000        Novi Building Authority, (FSA),
                   5.50%, 10/1/25                              1,032,100
      2,410        Okemos Public Schools, (MBIA),
                   0.00%, 5/1/16                               1,169,332
        930        Parchment School District, (MBIA),
                   5.00%, 5/1/25                                 928,028

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
    $ 1,000        Redford Union School District No.1,
                   (AMBAC), 5.00%, 5/1/22                    $ 1,000,560
      2,500        Wyoming Public Schools, (FGIC),
                   5.125%, 5/1/23                              2,493,375
      1,000        Zeeland Public Schools, (FGIC),
                   5.25%, 5/1/22                               1,007,830
------------------------------------------------------------------------
                                                             $14,357,662
------------------------------------------------------------------------
Insured-Hospital -- 2.6%
------------------------------------------------------------------------
    $ 2,100        Hancock Hospital Finance Authority,
                   (Portage Health), (MBIA), 5.45%, 8/1/47   $ 2,107,749
------------------------------------------------------------------------
                                                             $ 2,107,749
------------------------------------------------------------------------
Insured-Housing -- 2.2%
------------------------------------------------------------------------
    $   500        Michigan HDA, (Parkway Meadows), (FSA),
                   6.85%, 10/15/18                           $   524,900
      1,250        Michigan HDA, Rental Housing, (MBIA),
                   (AMT), 5.30%, 10/1/37                       1,212,913
------------------------------------------------------------------------
                                                             $ 1,737,813
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.7%
------------------------------------------------------------------------
    $   350        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(2)(3)                              $   363,020
      1,000        Wayne Charter County, (Airport
                   Hotel-Detroit Metropolitan Airport),
                   (MBIA), 5.00%, 12/1/30                        962,280
------------------------------------------------------------------------
                                                             $ 1,325,300
------------------------------------------------------------------------
Insured-Transportation -- 3.9%
------------------------------------------------------------------------
    $   345        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   7/1/26(2)(3)                              $   374,487
      1,000        Wayne Charter County Airport, (MBIA),
                   (AMT), 5.00%, 12/1/28                         945,750
      2,000        Wayne Charter County Airport, Residual
                   Certificates, (MBIA), (AMT), Variable
                   Rate, 12/1/28(2)(4)                         1,783,000
------------------------------------------------------------------------
                                                             $ 3,103,237
------------------------------------------------------------------------
Insured-Water and Sewer -- 13.4%
------------------------------------------------------------------------
    $ 5,000        Detroit, City Water Supply System,
                   (FGIC), 4.75%, 7/1/19                     $ 4,752,300
      4,100        Grand Rapids, Sanitary Sewer System,
                   (FGIC), 4.75%, 1/1/28                       3,792,172
      2,165        Warren, Water and Sewer, (FSA),
                   5.25%, 11/1/26                              2,173,833
------------------------------------------------------------------------
                                                             $10,718,305
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Senior Living / Life Care -- 3.0%
------------------------------------------------------------------------
    $ 1,500        Kalamazoo EDC, (Friendship Village),
                   6.25%, 5/15/27                            $ 1,435,665
      1,000        Michigan HFA, (Presbyterian Village),
                   6.50%, 1/1/25                                 987,380
------------------------------------------------------------------------
                                                             $ 2,423,045
------------------------------------------------------------------------
Special Tax Revenue -- 6.9%
------------------------------------------------------------------------
    $ 3,300        Detroit, Convention Facility, (Cobo Hall
                   Expansion), 5.25%, 9/30/12(5)             $ 3,347,487
      3,050        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/16                               1,398,974
      2,000        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/20                                 705,340
         30        Michigan Municipal Bond Authority Local
                   Government Loan, 6.90%, 5/1/21                 30,728
------------------------------------------------------------------------
                                                             $ 5,482,529
------------------------------------------------------------------------
Transportation -- 1.7%
------------------------------------------------------------------------
    $ 1,500        Kent County Airport Facility, (AMT),
                   Variable
                   Rate, 1/1/25(2)(4)                        $ 1,371,675
------------------------------------------------------------------------
                                                             $ 1,371,675
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.3%
   (identified cost $72,547,667)                             $77,741,325
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.7%                       $ 2,186,832
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $79,928,157
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2002, 58.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.0% to 22.4% of total investments.

 (1)  Non-income producing security.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Assisted Living -- 2.1%
-------------------------------------------------------------------------
    $   975        St. Paul, Housing and Redevelopment,
                   (Care Institute, Inc.-Highland),
                   8.75%, 11/1/24                            $  1,017,568
-------------------------------------------------------------------------
                                                             $  1,017,568
-------------------------------------------------------------------------
Education -- 8.9%
-------------------------------------------------------------------------
    $ 1,000        Hopkins, (Blake School), 5.50%, 9/1/24    $  1,020,390
      1,250        Minnesota Higher Education Facilities
                   Authority, (Hamline University),
                   6.00%, 10/1/29                               1,271,750
        575        Minnesota Higher Education Facilities
                   Authority, (Minneapolis College),
                   5.375%, 5/1/21                                 563,471
        500        Minnesota Higher Education Facilities
                   Authority, (St. John's University),
                   5.25%, 10/1/26                                 496,885
        500        Minnesota Higher Education Facilities
                   Authority, (St. John's University),
                   5.40%, 10/1/22                                 503,720
        500        Minnesota Higher Education Facilities
                   Authority, (St. Mary's College),
                   6.15%, 10/1/23                                 508,675
-------------------------------------------------------------------------
                                                             $  4,364,891
-------------------------------------------------------------------------
Electric Utilities -- 9.1%
-------------------------------------------------------------------------
    $   405        Anoka County, Solid Waste Disposal,
                   National Rural Utility, (AMT),
                   6.95%, 12/1/08                            $    415,368
      2,000        Chaska, Electric, 6.10%, 10/1/30             2,098,100
      1,980        Rochester Electric, 5.25%, 12/1/30           1,958,081
-------------------------------------------------------------------------
                                                             $  4,471,549
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.6%
-------------------------------------------------------------------------
    $ 1,700        Minnesota State, Prerefunded to 8/1/02,
                   Variable Rate, 8/1/11(1)                  $  1,780,597
        900        Red Wing, Health Care Facilities, (River
                   Region Obligation Group), Prerefunded to
                   9/1/03, 6.50%, 9/1/22                          978,372
-------------------------------------------------------------------------
                                                             $  2,758,969
-------------------------------------------------------------------------
General Obligations -- 10.5%
-------------------------------------------------------------------------
    $   750        Dakota County, Community Development
                   Agency, (Senior Housing Facilities),
                   5.00%, 1/1/21                             $    734,692
      2,000        Hennepin County, Regional Railroad
                   Authority, 5.00%, 12/1/31                    1,955,880
        890        Minneapolis, Tax Increment,
                   5.00%, 2/1/28                                  880,290
      1,000        Minnesota State, (Duluth Airport),
                   (AMT), 6.25%, 8/1/14                         1,071,020
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

General Obligations (continued)
-------------------------------------------------------------------------
    $   500        Osseo, Independent School District No.
                   279, 5.25%, 2/1/21                        $    506,670
-------------------------------------------------------------------------
                                                             $  5,148,552
-------------------------------------------------------------------------
Hospital -- 8.3%
-------------------------------------------------------------------------
    $   700        Martin County, (Fairmont Community
                   Hospital Association), 6.625%, 9/1/22     $    677,460
        500        Minneapolis and St. Paul, Housing and
                   Redevelopment Authority, (Group Health
                   Plan, Inc.), 6.75%, 12/1/13                    510,585
        500        Rochester Health Care Facilities, (Mayo
                   Clinic), Variable Rate, 11/15/27(1)(2)         520,045
      2,200        Rochester Health Care Facilities, (Mayo
                   Clinic), Variable Rate, 11/15/15(3)          2,354,000
-------------------------------------------------------------------------
                                                             $  4,062,090
-------------------------------------------------------------------------
Housing -- 6.2%
-------------------------------------------------------------------------
    $   500        Columbia Heights, Multifamily, (Housing
                   Crest), 6.625%, 4/20/43                   $    554,995
        300        Coon Rapids, Multifamily Housing,
                   (Browns Meadow), (FHA), (AMT),
                   6.85%, 8/1/33                                  306,732
        500        Minneapolis, Multifamily, (Bottineau
                   Commons), 5.45%, 4/20/43                       500,730
      1,650        Minnetonka, Multifamily, (Archer Heights
                   Apartments), (AMT), 6.00%, 1/20/27           1,673,744
-------------------------------------------------------------------------
                                                             $  3,036,201
-------------------------------------------------------------------------
Industrial Development Revenue -- 6.3%
-------------------------------------------------------------------------
    $ 1,000        Cloquet, (Potlach Corp.), 5.90%, 10/1/26  $    918,620
        600        Minneapolis and St. Paul Metropolitan
                   Airport Commission, (Northwest
                   Airlines), (AMT), 7.00%, 4/1/25                478,572
      1,605        Minneapolis, Community Development
                   Agency, Common Bond Fund, (AMT),
                   6.80%, 12/1/24                               1,678,718
-------------------------------------------------------------------------
                                                             $  3,075,910
-------------------------------------------------------------------------
Insured-Education -- 1.0%
-------------------------------------------------------------------------
    $   500        Minnesota State Colleges and University,
                   (FSA), 5.00%, 10/1/19                     $    499,095
-------------------------------------------------------------------------
                                                             $    499,095
-------------------------------------------------------------------------
Insured-Electric Utilities -- 13.3%
-------------------------------------------------------------------------
    $   500        Northern Minnesota Municipal Power
                   Agency, (AMBAC), 4.75%, 1/1/20            $    479,415
        500        Puerto Rico Electric Power Authority,
                   RITES, (FSA), Variable Rate,
                   7/1/29(2)(3)                                   516,035

                       SEE NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Electric Utilities (continued)
-------------------------------------------------------------------------
    $ 3,000        Southern Minnesota Municipal Power
                   Agency, (MBIA), 0.00%, 1/1/21             $  1,119,360
     10,000        Southern Minnesota Municipal Power
                   Agency, (MBIA), 0.00%, 1/1/25                2,975,500
        300        Southern Minnesota Municipal Power
                   Agency, (MBIA), (AMT), Variable Rate,
                   1/1/18(1)(2)(4)                                314,250
        565        Western Minnesota Municipal Power
                   Agency, (AMBAC), 5.50%, 1/1/16                 594,018
        510        Western Minnesota Municipal Power
                   Agency, (MBIA), 5.50%, 1/1/15                  511,392
-------------------------------------------------------------------------
                                                             $  6,509,970
-------------------------------------------------------------------------
Insured-General Obligations -- 7.2%
-------------------------------------------------------------------------
    $ 1,500        Duluth, Independent School District No.
                   709, (FSA), 4.50%, 2/1/14                 $  1,477,455
        600        Rockford, Independent School District
                   No. 883, (FSA), 4.50%, 2/1/16                  578,544
      1,330        St. Francis, Independent School District
                   No. 15, (FGIC), 6.35%, 2/1/12                1,476,367
-------------------------------------------------------------------------
                                                             $  3,532,366
-------------------------------------------------------------------------
Insured-Hospital -- 3.6%
-------------------------------------------------------------------------
    $   230        Minneapolis, (Fairview Hospital),
                   (MBIA), 6.50%, 1/1/11                     $    235,509
        450        Plymouth, (Westhealth), (FSA),
                   6.25%, 6/1/16                                  486,437
      1,000        St. Louis Park, (Care Institute),
                   (AMBAC), Variable Rate, 7/1/13(1)            1,013,750
-------------------------------------------------------------------------
                                                             $  1,735,696
-------------------------------------------------------------------------
Insured-Housing -- 3.3%
-------------------------------------------------------------------------
    $ 1,500        SCA MFMR Receipts, Burnsville, (FSA),
                   7.10%, 1/1/30                             $  1,597,305
-------------------------------------------------------------------------
                                                             $  1,597,305
-------------------------------------------------------------------------
Insured-Transportation -- 4.0%
-------------------------------------------------------------------------
    $ 1,500        Minneapolis and St. Paul Metropolitan
                   Airport Commission, (FGIC),
                   5.25%, 1/1/32                             $  1,505,760
        500        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38                465,305
-------------------------------------------------------------------------
                                                             $  1,971,065
-------------------------------------------------------------------------
Miscellaneous -- 4.0%
-------------------------------------------------------------------------
    $ 1,000        Minneapolis, Art Center Facilities,
                   (Walker Art Center), 5.125%, 7/1/21       $    986,650
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Miscellaneous (continued)
-------------------------------------------------------------------------
    $ 1,000        Red Lake Band of Chippewa Indians,
                   (AMT), 6.25%, 8/1/13                      $    957,760
-------------------------------------------------------------------------
                                                             $  1,944,410
-------------------------------------------------------------------------
Senior Living / Life Care -- 2.9%
-------------------------------------------------------------------------
    $ 1,000        Columbia Heights, Multifamily,
                   (Crestview Corp.), 6.00%, 3/1/33          $    850,670
        670        Minneapolis, (Walker Methodist Senior
                   Services), 6.00%, 11/15/28                     579,275
-------------------------------------------------------------------------
                                                             $  1,429,945
-------------------------------------------------------------------------
Transportation -- 2.9%
-------------------------------------------------------------------------
    $ 1,500        Minneapolis and St. Paul, Metropolitan
                   Airport Commission, (AMT), 4.50%, 1/1/15  $  1,435,395
-------------------------------------------------------------------------
                                                             $  1,435,395
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.2%
   (identified cost $46,879,013)                             $ 48,590,977
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.8%                       $    375,185
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $ 48,966,162
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2002, 32.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.3% to 11.6% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Assisted Living -- 1.2%
-------------------------------------------------------------------------
    $ 3,750        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.25%, 10/1/20         $  2,998,762
-------------------------------------------------------------------------
                                                             $  2,998,762
-------------------------------------------------------------------------
Cogeneration -- 5.1%
-------------------------------------------------------------------------
    $ 1,725        New Jersey EDA, (Trigen Trenton), (AMT),
                   6.20%, 12/1/07                            $  1,728,484
      8,805        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19(1)                     8,961,289
      2,500        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.75%, 10/1/19        2,560,875
-------------------------------------------------------------------------
                                                             $ 13,250,648
-------------------------------------------------------------------------
Electric Utilities -- 2.5%
-------------------------------------------------------------------------
    $ 9,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                             $  4,109,580
      2,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                  913,240
      1,500        Salem County, Pollution Control
                   Financing, (Public Services Enterprise
                   Group, Inc.), (AMT), 5.75%, 4/1/31           1,479,615
-------------------------------------------------------------------------
                                                             $  6,502,435
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.4%
-------------------------------------------------------------------------
    $ 1,000        Lafayette Yard, Community Development
                   Corporation, (Hotel and Conference
                   Center), (MBIA), Prerefunded to 4/1/10,
                   5.80%, 4/1/35                             $  1,127,430
      2,110        New Jersey EDA, (Victoria Health Corp.),
                   Prerefunded to 1/1/03, 7.65%, 1/1/14         2,370,057
-------------------------------------------------------------------------
                                                             $  3,497,487
-------------------------------------------------------------------------
General Obligations -- 1.7%
-------------------------------------------------------------------------
    $ 1,500        Hudson County Improvement Authority,
                   6.625%, 8/1/25                            $  1,561,845
      3,000        Mercer County Improvement Authority,
                   0.00%, 4/1/10                                2,106,810
      1,500        Puerto Rico, 0.00%, 7/1/16                     726,660
-------------------------------------------------------------------------
                                                             $  4,395,315
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.5%
-------------------------------------------------------------------------
    $ 1,390        New Jersey EDA, (Hudson County
                   Occupational Center), 6.50%, 7/1/18       $  1,283,262
-------------------------------------------------------------------------
                                                             $  1,283,262
-------------------------------------------------------------------------
Hospital -- 12.1%
-------------------------------------------------------------------------
    $ 3,750        Camden County, Improvement Authority,
                   (Cooper Health System), 6.00%, 2/15/27    $  2,881,462
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $ 2,300        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Center), 6.80%, 7/1/11            $  2,390,804
      3,500        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/17                       3,020,780
      1,750        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/27                       1,393,735
      5,400        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 6.00%, 7/1/27                       5,072,328
      3,375        New Jersey Health Care Facilities
                   Financing Authority, (Deborah Heart and
                   Lung Center), 6.30%, 7/1/23                  3,398,422
      1,755        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.00%, 1/1/34                                1,814,231
      2,700        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.00%, 1/1/25                                2,800,737
      2,000        New Jersey Health Care Facilities
                   Financing Authority, (Robert Wood
                   Johnson University Hospital),
                   5.75%, 7/1/31                                2,063,800
      1,800        New Jersey Health Care Facilities
                   Financing Authority, (Saint Peters
                   University Hospital), 6.875%, 7/1/30         1,875,024
      1,000        New Jersey Health Care Facilities
                   Financing Authority, (Saint Peters
                   University Hospital), (AMT),
                   6.875%, 7/1/20                               1,051,700
        850        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 6.00%, 7/1/20                       814,359
      2,500        New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                     2,676,175
-------------------------------------------------------------------------
                                                             $ 31,253,557
-------------------------------------------------------------------------
Housing -- 0.1%
-------------------------------------------------------------------------
    $   115        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $    118,658
-------------------------------------------------------------------------
                                                             $    118,658
-------------------------------------------------------------------------
Industrial Development Revenue -- 9.8%
-------------------------------------------------------------------------
    $ 4,000        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess
                   Corp.), 6.875%, 12/1/22(2)                $  4,079,320
      2,000        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess
                   Corp.), 7.875%, 6/1/22                       2,143,360
      1,310        New Jersey EDA, (American Airlines
                   Inc.), (AMT), 7.10%, 11/1/31                 1,097,518
      6,000        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                        4,770,840
      2,135        New Jersey EDA, (GATX Terminals Corp.),
                   7.30%, 9/1/19                                2,234,448
      5,640        New Jersey EDA, (Holt Hauling),
                   8.95%, 12/15/18                              5,174,700
      1,500        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                1,376,250

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------
    $ 1,160        New Jersey EDA, (National Association of
                   Accountants), 7.65%, 7/1/09               $  1,175,068
      3,000        New Jersey EDA, (The Seeing Eye, Inc.),
                   6.20%, 12/1/24                               3,308,340
-------------------------------------------------------------------------
                                                             $ 25,359,844
-------------------------------------------------------------------------
Insured-Education -- 1.8%
-------------------------------------------------------------------------
    $ 3,000        New Jersey Educational Facilities
                   Authority, (New Jersey Institute of
                   Technology), (MBIA), 4.75%, 7/1/31        $  2,825,580
      1,635        New Jersey Educational Facilities
                   Authority, (Rowan University), (FGIC),
                   5.25%, 7/1/20                                1,676,480
-------------------------------------------------------------------------
                                                             $  4,502,060
-------------------------------------------------------------------------
Insured-General Obligations -- 5.3%
-------------------------------------------------------------------------
    $ 3,200        Branchburg Township Board of Education,
                   (FSA), 5.00%, 2/1/26                      $  3,184,512
      1,325        Colts Neck Township Board of Education,
                   (FSA), 5.00%, 2/1/23(3)                      1,333,321
      1,650        Colts Neck Township Board of Education,
                   (FSA), 5.00%, 2/1/27(3)                      1,652,624
      1,840        Montgomery Township Board of Education,
                   (MBIA), 5.00%, 4/1/27                        1,830,230
      1,225        Old Bridge Township Board of Education,
                   (MBIA), 5.00%, 7/15/26                       1,218,973
      2,340        Old Bridge Township Board of Education,
                   (MBIA), 5.00%, 7/15/27                       2,326,592
      1,000        Pequannock, River Basin Regional Sewer
                   Authority, (MBIA), 5.00%, 12/1/15(3)           997,130
      1,265        Pequannock, River Basin Regional Sewer
                   Authority, (MBIA), 5.00%, 12/1/21(3)         1,222,230
-------------------------------------------------------------------------
                                                             $ 13,765,612
-------------------------------------------------------------------------
Insured-Hospital -- 5.8%
-------------------------------------------------------------------------
    $ 4,250        New Jersey EDA, (Hillcrest Health
                   Services), (AMBAC), 0.00%, 1/1/19         $  1,802,553
      3,000        New Jersey EDA, (Hillcrest Health
                   Services), (AMBAC), 0.00%, 1/1/21            1,134,960
     10,620        New Jersey EDA, (St. Barnabas Medical
                   Center), (MBIA), 0.00%, 7/1/26               2,936,430
      2,000        New Jersey Health Care Facilities
                   Financing Authority, (Jersey City
                   Medical Center), (FSA), 5.00%, 8/1/41        1,940,040
      1,000        New Jersey Health Care Facilities
                   Financing Authority, (Newton Memorial
                   Hospital), (FSA), 5.00%, 7/1/26                985,400
      2,890        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Health Center), (MBIA), Variable Rate,
                   7/1/28(4)(5)                                 2,392,053
      6,000        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Medical Center), (MBIA), 0.00%, 7/1/23       1,971,420
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Hospital (continued)
-------------------------------------------------------------------------
    $ 2,050        New Jersey Health Care Facilities
                   Financing Authority, (Virtua Health),
                   (FSA), 4.50%, 7/1/28                      $  1,828,867
-------------------------------------------------------------------------
                                                             $ 14,991,723
-------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 1.4%
-------------------------------------------------------------------------
    $ 1,500        Lafayette Yard Community Development
                   Corporation, (Hotel and Conference
                   Center), (FGIC), 5.00%, 4/1/35            $  1,471,080
      2,155        New Jersey EDA, RITES, (FSA),
                   Variable Rate, 5/1/18(4)(6)                  2,179,869
-------------------------------------------------------------------------
                                                             $  3,650,949
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.4%
-------------------------------------------------------------------------
    $ 2,500        Hudson County Improvement Authority,
                   Secondary Yield Curve Notes, (FGIC),
                   Variable Rate, 12/1/25(4)(6)              $  2,782,750
        775        New Brunswick, Housing Authority,
                   (Rutgers University), (FGIC),
                   4.625%, 7/1/24                                 721,719
-------------------------------------------------------------------------
                                                             $  3,504,469
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 4.0%
-------------------------------------------------------------------------
    $ 2,555        New Jersey Sports and Exposition
                   Authority, (MBIA), 4.50%, 9/1/20          $  2,385,322
      4,500        New Jersey Sports and Exposition
                   Authority, (MBIA), 4.50%, 3/1/24             4,119,435
      3,775        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(4)(6)                                 3,669,036
-------------------------------------------------------------------------
                                                             $ 10,173,793
-------------------------------------------------------------------------
Insured-Transportation -- 15.4%
-------------------------------------------------------------------------
    $ 5,500        Delaware River Port Authority, (FSA),
                   5.75%, 1/1/26                             $  5,827,525
      1,675        Delaware River Port Authority, (FSA),
                   5.20%, 1/1/25                                1,694,212
      3,250        Delaware River Port Authority, (FSA),
                   5.20%, 1/1/27                                3,284,743
      2,000        New Jersey Turnpike Authority, (MBIA),
                   6.50%, 1/1/16                                2,372,500
      5,000        New Jersey Turnpike Authority, RITES,
                   (MBIA), Variable Rate, 1/1/16(6)             6,862,600
      5,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              4,653,050
      7,325        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36             7,673,890
      7,325        Puerto Rico Highway and Transportation
                   Authority, (XLCA), 5.50%, 7/1/36             7,454,726
-------------------------------------------------------------------------
                                                             $ 39,823,246
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Water and Sewer -- 3.4%
-------------------------------------------------------------------------
    $ 2,500        Middlesex County, Utilities Authority,
                   (MBIA), 6.25%, 8/15/10                    $  2,803,325
      2,075        Mount Holly, Municipal Utilities
                   Authority, Sewer Revenue, (MBIA),
                   4.75%, 12/1/28                               1,959,485
     13,840        North Hudson, Sewer Authority, (MBIA),
                   0.00%, 8/1/25                                4,034,360
-------------------------------------------------------------------------
                                                             $  8,797,170
-------------------------------------------------------------------------
Lease Revenue/Certificates of Participation -- 3.2%
-------------------------------------------------------------------------
    $   720        Atlantic County, Public Facilities Lease
                   Agreement, 8.875%, 1/15/14                $    953,820
        785        Atlantic County, Public Facilities Lease
                   Agreement, 8.875%, 1/15/15                   1,047,009
      2,591        New Jersey Building Authority, (Garden
                   State Savings Bonds), 0.00%, 6/15/10         1,803,466
      1,650        New Jersey EDA, (Economic Recovery),
                   0.00%, 9/15/09                               1,197,933
      5,500        New Jersey EDA, (Economic Recovery),
                   0.00%, 3/15/13                               3,278,880
-------------------------------------------------------------------------
                                                             $  8,281,108
-------------------------------------------------------------------------
Miscellaneous -- 2.2%
-------------------------------------------------------------------------
    $ 3,500        New Jersey EDA, (Glimcher Properties
                   REIT), (AMT), 6.00%, 11/1/28              $  3,359,825
      2,000        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/34(4)(5)      2,242,700
-------------------------------------------------------------------------
                                                             $  5,602,525
-------------------------------------------------------------------------
Nursing Home -- 0.5%
-------------------------------------------------------------------------
    $ 1,330        New Jersey EDA, (Claremont Health
                   System, Inc.), 9.10%, 9/1/22              $  1,383,572
-------------------------------------------------------------------------
                                                             $  1,383,572
-------------------------------------------------------------------------
Pooled Loans -- 1.8%
-------------------------------------------------------------------------
    $ 8,800        New Jersey Higher Educational Student
                   Loan Bonds, (AMT), 0.00%, 7/1/10          $  4,599,144
-------------------------------------------------------------------------
                                                             $  4,599,144
-------------------------------------------------------------------------
Senior Living / Life Care -- 3.3%
-------------------------------------------------------------------------
    $ 2,650        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/18                             $  2,510,001
      2,715        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/25                                2,483,954
      3,435        New Jersey EDA, (Forsgate), (AMT),
                   8.625%, 6/1/25                               3,556,599
-------------------------------------------------------------------------
                                                             $  8,550,554
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Special Assessment -- 0.9%
-------------------------------------------------------------------------
    $ 2,250        New Jersey EDA, (Kapkowski Mall),
                   6.375%, 4/1/31                            $  2,363,220
-------------------------------------------------------------------------
                                                             $  2,363,220
-------------------------------------------------------------------------
Transportation -- 12.3%
-------------------------------------------------------------------------
    $ 2,200        New Jersey Highway Authority, (Garden
                   State Parkway), 5.625%, 1/1/30            $  2,314,818
      3,500        New Jersey Transportation Trust Fund
                   Authority, Variable Rate, 6/15/17(4)(6)      3,553,235
      5,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                       5,054,550
     19,000        Port Authority of New York and New
                   Jersey, 6.125%, 6/1/24                      20,917,290
-------------------------------------------------------------------------
                                                             $ 31,839,893
-------------------------------------------------------------------------
Water and Sewer -- 2.3%
-------------------------------------------------------------------------
    $ 6,000        New Jersey EDA, (Atlantic City Sewer),
                   (AMT), 5.45%, 4/1/28                      $  5,791,260
-------------------------------------------------------------------------
                                                             $  5,791,260
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.4%
   (identified cost $247,401,175)                            $256,280,266
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.6%                       $  1,656,990
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $257,937,256
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2002, 39.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.6% to 19.9% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (3)  When-issued security.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  Security has been issued as a leveraged inverse floater bond.
 (6)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Assisted Living -- 3.5%
-------------------------------------------------------------------------
    $ 5,000        Chester IDA, (Senior Life Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25          $  5,290,050
      2,570        Chester IDA, (Senior Life Choice of
                   Paoli, L.P.), (AMT), 8.05%, 1/1/24           2,653,705
-------------------------------------------------------------------------
                                                             $  7,943,755
-------------------------------------------------------------------------
Cogeneration -- 5.2%
-------------------------------------------------------------------------
    $ 2,000        Carbon County IDA, (Panther Creek
                   Partners), 6.65%, 5/1/10                  $  2,145,880
      4,500        Pennsylvania EDA, (Colver), (AMT),
                   7.125%, 12/1/15                              4,678,650
      5,000        Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13            5,058,050
-------------------------------------------------------------------------
                                                             $ 11,882,580
-------------------------------------------------------------------------
Education -- 2.4%
-------------------------------------------------------------------------
    $ 1,100        Lehigh County General Purpose Authority,
                   (Cedar Crest College), 6.70%, 4/1/26      $  1,138,687
      4,225        Scranton-Lackawanna Health & Welfare
                   Authority, (University of Scranton),
                   6.40%, 3/1/07                                4,326,780
-------------------------------------------------------------------------
                                                             $  5,465,467
-------------------------------------------------------------------------
Electric Utilities -- 1.0%
-------------------------------------------------------------------------
    $ 2,250        York County, IDA, Pollution Control,
                   (Public Service Enterprise Group, Inc.),
                   5.50%, 9/1/20                             $  2,223,832
-------------------------------------------------------------------------
                                                             $  2,223,832
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.8%
-------------------------------------------------------------------------
    $ 5,600        Berks County, (FGIC), Partially
                   Prerefunded to 12/01/02, Variable Rate,
                   11/10/20(1)                               $  6,237,000
      7,500        Keystone Oaks School District, (AMBAC),
                   Prerefunded to 9/1/02, Variable Rate,
                   9/1/16(1)(2)                                 8,175,000
      1,000        Philadelphia Water and Wastewater,
                   (FGIC), Prerefunded to 6/15/03, Variable
                   Rate, 6/15/12(1)                             1,148,750
      5,000        Philadelphia HEFA, (Pennsylvania
                   Hospital), (FGIC), Prerefunded to
                   2/15/04, Variable Rate, 3/6/12(1)            5,306,250
      4,845        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/19                               1,939,066
      5,400        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/20                               2,032,776
      5,780        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/20                               2,175,823
-------------------------------------------------------------------------
                                                             $ 27,014,665
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
General Obligations -- 1.7%
-------------------------------------------------------------------------
    $ 3,000        Dauphin County, 6.90%, 6/1/26             $  3,047,430
      1,000        Puerto Rico, 4.75%, 7/1/23                     920,180
-------------------------------------------------------------------------
                                                             $  3,967,610
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 2.7%
-------------------------------------------------------------------------
    $   750        Allegheny County, (Residential
                   Resources, Inc.), 6.60%, 9/1/31           $    731,865
      2,000        Allegheny County, IDA, (Residual
                   Resources, Inc.), 6.50%, 9/1/21              1,948,080
      3,500        Chester County HEFA, (Devereux
                   Foundation), 6.00%, 11/1/29                  3,538,745
-------------------------------------------------------------------------
                                                             $  6,218,690
-------------------------------------------------------------------------
Hospital -- 10.4%
-------------------------------------------------------------------------
    $ 1,295        Allegheny County HDA, (West Penn
                   Allegheny Health), 9.25%, 11/15/15        $  1,369,916
      2,060        Allegheny County IDA, (Presbyterian
                   Medical Center), 6.75%, 2/1/26               2,232,154
        750        Chester County HEFA, (Chester County
                   Hospital), 6.75%, 7/1/31                       753,780
      3,060        Hazelton Health Service Authority,
                   (Hazelton General Hospital),
                   5.50%, 7/1/27                                2,685,089
      1,150        Horizon Hospital Systems Authority,
                   (Horizon Hospital Systems, Inc.),
                   6.35%, 5/15/26                               1,152,277
      2,670        Indiana County Hospital Authority,
                   (Indiana Hospital), 7.125%, 7/1/23           2,737,284
      1,680        McKean, County Hospital Authority,
                   (Bradford Hospital), 6.10%, 10/1/20          1,533,370
      3,800        Pennsylvania HEFA, (UPMC Health System),
                   6.00%, 1/15/31                               3,869,692
      3,157        Philadelphia HEFA, (Graduate Health
                   System), 6.625%, 7/1/21(3)                      63,148
      3,994        Philadelphia HEFA, (Graduate Health
                   System), 7.25%, 7/1/18(3)                       79,875
      7,000        Washington County Hospital Authority,
                   (Monongahela Valley Hospital),
                   6.75%, 12/1/08                               7,260,260
-------------------------------------------------------------------------
                                                             $ 23,736,845
-------------------------------------------------------------------------
Industrial Development Revenue -- 10.3%
-------------------------------------------------------------------------
    $ 6,450        Butler County IDA, (Witco Corp.),
                   5.85%, 12/1/23                            $  5,326,539
        500        Erie IDA, (International Paper), (AMT),
                   5.85%, 12/1/20                                 486,615
      4,000        Franklin County IDA, (Corning, Inc.),
                   6.25%, 8/1/05                                4,419,480
      2,500        New Morgan IDA, (Browning-Ferris
                   Industries, Inc.), (AMT), 6.50%, 4/1/19      2,429,825
      4,450        Pennsylvania IDA, (Sun Company), (AMT),
                   7.60%, 12/1/24                               4,757,005

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------
    $ 6,500        Philadelphia IDA, (Refrigerated
                   Enterprises), (AMT), 9.05%, 12/1/19       $  6,022,250
-------------------------------------------------------------------------
                                                             $ 23,441,714
-------------------------------------------------------------------------
Insured-Education -- 2.2%
-------------------------------------------------------------------------
    $ 4,500        Delaware County, (Villanova University),
                   (MBIA), 5.00%, 12/1/28                    $  4,355,100
        750        Northeastern Pennsylvania HEFA, (Wyoming
                   Seminary), (MBIA), 4.75%, 10/1/28              692,212
-------------------------------------------------------------------------
                                                             $  5,047,312
-------------------------------------------------------------------------
Insured-Electric Utilities -- 7.5%
-------------------------------------------------------------------------
    $10,000        Beaver IDA, (Ohio Edison Co.), (FGIC),
                   7.05%, 10/1/20                            $ 11,411,300
      1,665        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(4)(5)          1,718,397
      3,800        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/02(1)     3,885,500
-------------------------------------------------------------------------
                                                             $ 17,015,197
-------------------------------------------------------------------------
Insured-General Obligations -- 15.6%
-------------------------------------------------------------------------
    $ 1,000        Butler School District, (FGIC),
                   5.00%, 10/1/26                            $    974,340
      1,500        Cranberry Township, (FGIC),
                   5.00%, 12/1/25                               1,470,210
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/20                          803,247
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/21                          757,091
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/22                          713,149
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/23                          672,787
      2,500        Erie School District, (MBIA),
                   0.00%, 5/1/19                                1,015,750
      2,625        Erie School District, (MBIA),
                   0.00%, 5/1/20                                1,003,327
      2,625        Erie School District, (MBIA),
                   0.00%, 5/1/21                                  944,711
      3,625        Erie School District, (MBIA),
                   0.00%, 5/1/22                                1,229,854
      1,075        Greater Nanticoke Area School District,
                   (MBIA), 0.00%, 10/15/28                        252,883
      1,075        Greater Nanticoke Area School District,
                   (MBIA), 0.00%, 10/15/29                        239,413
      2,365        Harrisburg, (AMBAC), 0.00%, 3/15/17          1,076,974
      5,175        Hazelton School District, (FGIC),
                   0.00%, 3/1/21                                1,854,668
      1,000        Hopewell School District, (FSA),
                   0.00%, 9/1/22                                  327,330
      2,000        Hopewell School District, (FSA),
                   0.00%, 9/1/26                                  516,940
      1,735        Lancaster, (FGIC), 4.50%, 5/1/28             1,533,948
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
    $ 1,430        Mars Area School District, (MBIA),
                   0.00%, 3/1/14                             $    791,090
      1,000        McGuffey School District, (AMBAC),
                   4.75%, 8/1/28                                  922,040
      1,400        Penn Manor School District, (FGIC),
                   5.20%, 6/1/16                                1,509,158
      1,000        Philadelphia School District, (MBIA),
                   4.5%, 4/1/23                                   900,640
      1,500        Philadelphia, (FSA), 5.00%, 9/15/31          1,440,600
      2,530        Philadelphia, (FSA), 5.00%, 3/15/28          2,441,526
      3,355        Philadelphia, (FSA), 5.25%, 9/15/25          3,360,804
      2,150        Philadelphia, School District, (FSA),
                   5.50%, 2/1/31(6)                             2,197,278
        655        Rochester Area School District, (AMBAC),
                   0.00%, 5/1/10                                  453,181
      4,000        Spring Ford School District, (FGIC),
                   4.75%, 3/1/25                                3,728,480
      1,400        Upper Darby School District, (AMBAC),
                   5.00%, 5/1/19                                1,397,480
      1,000        Venango County, (AMBAC), 6.30%, 12/1/19      1,034,180
-------------------------------------------------------------------------
                                                             $ 35,563,079
-------------------------------------------------------------------------
Insured-Hospital -- 5.9%
-------------------------------------------------------------------------
    $ 3,750        Allegheny County Hospital Authority,
                   (Magee-Womens Hospital), (FGIC),
                   0.00%, 10/1/15                            $  1,879,163
      2,500        Armstrong County Hospital Authority,
                   (Saint Francis Health Care), (AMBAC),
                   6.00%, 8/15/08                               2,582,650
      1,400        Armstrong County Hospital Authority,
                   (Saint Francis Health Care), (AMBAC),
                   6.25%, 6/1/13                                1,449,980
      1,250        Montgomery County HEFA, (Pottstown
                   Healthcare Corp.), (FSA), 5.00%, 1/1/27      1,202,588
      4,000        Pennsylvania Higher Educational
                   Facilities Authority, (UPMC Health
                   System), (FSA), 5.00%, 8/1/29                3,852,520
      1,250        Sharon Health System Authority, (Sharon
                   Regional Health System), (MBIA),
                   5.00%, 12/1/28                               1,195,850
      1,310        Washington County Hospital Authority,
                   (Washington Hospital), (AMBAC),
                   5.50%, 7/1/17                                1,392,098
-------------------------------------------------------------------------
                                                             $ 13,554,849
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.5%
-------------------------------------------------------------------------
    $ 3,300        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(4)(5)                              $  3,422,760
-------------------------------------------------------------------------
                                                             $  3,422,760
-------------------------------------------------------------------------
Insured-Transportation -- 1.7%
-------------------------------------------------------------------------
    $ 2,000        Allegheny County Port Authority, (FGIC),
                   5.00%, 3/1/29                             $  1,940,720
      1,000        Pennsylvania Turnpike Commission,
                   (AMBAC), 5.00%, 12/1/30                        968,050

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Transportation (continued)
-------------------------------------------------------------------------
    $   865        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   7/1/26(4)(5)                              $    938,932
-------------------------------------------------------------------------
                                                             $  3,847,702
-------------------------------------------------------------------------
Insured-Water and Sewer -- 2.8%
-------------------------------------------------------------------------
    $ 3,000        Allegheny County Sanitation Authority,
                   (MBIA), 5.50%, 12/1/30                    $  3,087,390
      1,750        Lower Moreland Township Authority, Sewer
                   Revenue, (FSA), 5.00%, 8/1/29                1,697,850
      1,500        Philadelphia Water and Wastewater,
                   (FGIC), Variable Rate, 6/15/12(1)            1,614,375
-------------------------------------------------------------------------
                                                             $  6,399,615
-------------------------------------------------------------------------
Nursing Home -- 4.0%
-------------------------------------------------------------------------
    $ 2,000        Allegheny County HDA, (Villa St.
                   Joseph), 6.00%, 8/15/28                   $  1,674,540
      1,230        Chartiers Valley IDA, (Beverly
                   Enterprises, Inc.), 5.375%, 6/1/07           1,177,996
        130        Clarion County, IDA, (Beverly
                   Enterprises, Inc.), 5.50%, 5/1/03              129,617
      1,510        Green County, IDA, (Beverly Enterprises,
                   Inc.), 5.75%, 3/1/13                         1,343,583
      3,340        Montgomery IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                               3,298,751
      1,380        Westmoreland County IDA, (Highland
                   Health Systems, Inc.), 9.25%, 6/1/22         1,425,747
-------------------------------------------------------------------------
                                                             $  9,050,234
-------------------------------------------------------------------------
Senior Living / Life Care -- 6.8%
-------------------------------------------------------------------------
    $ 1,960        Cliff House Trust, (AMT), 6.625%, 6/1/27  $  1,793,282
      1,700        Crawford County Hospital Authority,
                   (Wesbury United Methodist Community),
                   6.25%, 8/15/29                               1,570,392
      4,050        Delaware County, (White Horse Village),
                   7.50%, 7/1/18                                4,154,976
      2,565        Delaware IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                               2,738,112
      1,960        Grove City, Area Hospital Authority,
                   (Grove Manor), 6.625%, 8/15/29               1,875,308
      1,835        Lancaster County, Hospital Authority,
                   (Willow Valley Retirement Communities),
                   5.875%, 6/1/31                               1,819,109
        500        Montgomery County Higher Education and
                   Health Authority, (Faulkeways at
                   Gwynedd), 6.75%, 11/15/24                      516,990
      1,100        Philadelphia HEFA, (The Philadelphia
                   Protestant Home), 6.50%, 7/1/27                996,512
-------------------------------------------------------------------------
                                                             $ 15,464,681
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Transportation -- 0.8%
-------------------------------------------------------------------------
    $ 1,000        Erie Municipal Airport Authority, (AMT),
                   5.875%, 7/1/16                            $    973,430
        750        Pennsylvania EDA, (Amtrak), (AMT),
                   6.25%, 11/1/31                                 760,103
-------------------------------------------------------------------------
                                                             $  1,733,533
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.8%
   (identified cost $220,639,279)                            $222,994,120
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.2%                       $  4,967,723
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $227,961,843
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2002, 50.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 8.7% to 21.0% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (3)  Non-income producing security.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  Security has been issued as a leveraged inverse floater bond.
 (6)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2002

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $65,905,108        $28,032,016          $136,618,308          $72,547,667
   Unrealized appreciation                 1,243,367            719,045             6,893,747            5,193,658
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $67,148,475        $28,751,061          $143,512,055          $77,741,325
----------------------------------------------------------------------------------------------------------------------
Cash                                     $ 1,190,749        $    22,059          $  1,615,609          $ 1,249,241
Receivable for investments sold                   --            288,535                    --                   --
Interest receivable                          605,176            363,893             1,682,307              936,305
Receivable for daily variation
   margin on open financial futures
   contracts                                  12,375              8,250                17,531               25,781
Prepaid expenses                                 356                147                   695                  394
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $68,957,131        $29,433,945          $146,828,197          $79,953,046
----------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------
Demand note payable                      $        --        $   300,000          $         --          $        --
Payable for when-issued securities         1,251,583                 --             1,348,336                   --
Payable to affiliate for Trustees'
   fees                                          160                338                 1,839                  264
Accrued expenses                              21,689             20,624                31,730               24,625
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $ 1,273,432        $   320,962          $  1,381,905          $    24,889
----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $67,683,699        $29,112,983          $145,446,292          $79,928,157
----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $66,456,035        $28,408,771          $138,609,686          $74,776,334
Net unrealized appreciation
   (computed on the basis of
   identified cost)                        1,227,664            704,212             6,836,606            5,151,823
----------------------------------------------------------------------------------------------------------------------
TOTAL                                    $67,683,699        $29,112,983          $145,446,292          $79,928,157
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2002

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $46,879,013          $247,401,175           $220,639,279
   Unrealized appreciation                  1,711,964             8,879,091              2,354,841
-------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $48,590,977          $256,280,266           $222,994,120
-------------------------------------------------------------------------------------------------------
Cash                                      $        --          $     56,756           $  3,854,148
Receivable for investments sold               550,000             4,882,702                 40,000
Interest receivable                           653,245             3,106,843              3,274,340
Receivable for daily variation
   margin on open financial futures
   contracts                                   22,344                75,625                 40,562
Receivable for open swap contracts              1,468                    --                     --
Prepaid expenses                                  252                 1,271                  1,134
-------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $49,816,977          $264,403,463           $230,204,304
-------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------
Payable for investments purchased         $   497,750          $         --           $         --
Demand note payable                           300,000             1,200,000                     --
Payable for open swap contracts                 1,309                13,087                     --
Payable for when-issued securities                 --             5,202,704              2,194,555
Due to bank                                    29,961                    --                     --
Payable to affiliate for Trustees'
   fees                                           338                 3,071                    480
Accrued expenses                               22,766                47,345                 47,426
-------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   850,815          $  6,466,207           $  2,242,461
-------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $48,966,162          $257,937,256           $227,961,843
-------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $47,223,726          $248,962,572           $225,658,472
Net unrealized appreciation
   (computed on the basis of
   identified cost)                         1,742,436             8,974,684              2,303,371
-------------------------------------------------------------------------------------------------------
TOTAL                                     $48,966,162          $257,937,256           $227,961,843
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2002

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------
Interest                                 $ 2,049,248         $ 869,040            $ 3,978,539           $2,335,268
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $ 2,049,248         $ 869,040            $ 3,978,539           $2,335,268
----------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   119,631         $  31,342            $   286,895           $  143,498
Trustees fees and expenses                     3,808               652                  3,360                3,860
Legal and accounting services                  9,499            16,999                 19,688               10,242
Custodian fee                                 20,808            14,050                 48,702               21,013
Miscellaneous                                  4,939             3,045                  4,383                4,730
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $   158,685         $  66,088            $   363,028           $  183,343
----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $        --         $   2,460            $    19,891           $       --
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $        --         $   2,460            $    19,891           $       --
----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $   158,685         $  63,628            $   343,137           $  183,343
----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $ 1,890,563         $ 805,412            $ 3,635,402           $2,151,925
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $   369,951         $ 153,754            $   (87,626)          $   27,168
   Financial futures contracts              (116,056)             (728)               (67,688)               7,848
----------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                 $   253,895         $ 153,026            $  (155,314)          $   35,016
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $(1,621,871)        $(590,358)           $(1,010,728)          $ (543,886)
   Financial futures contracts                95,566            (7,662)               (26,656)             (22,115)
----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $(1,526,305)        $(598,020)           $(1,037,384)          $ (566,001)
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $(1,272,410)        $(444,994)           $(1,192,698)          $ (530,985)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   618,153         $ 360,418            $ 2,442,704           $1,620,940
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2002

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------
Interest                                  $1,506,245           $ 8,131,242            $ 7,556,740
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $1,506,245           $ 8,131,242            $ 7,556,740
-------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------
Investment adviser fee                    $   70,833           $   583,690            $   524,355
Trustees fees and expenses                       314                 5,849                  8,020
Legal and accounting services                 17,239                27,520                 18,108
Custodian fee                                 13,663                81,689                 52,418
Miscellaneous                                  3,273                 5,534                  8,684
-------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $  105,322           $   704,282            $   611,585
-------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    5,661           $    16,333            $        --
-------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    5,661           $    16,333            $        --
-------------------------------------------------------------------------------------------------------

NET EXPENSES                              $   99,661           $   687,949            $   611,585
-------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $1,406,584           $ 7,443,293            $ 6,945,155
-------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $  372,444           $ 1,628,335            $(2,709,504)
   Financial futures contracts              (186,844)           (1,358,593)              (344,332)
   Interest rate swap contracts              (22,900)             (114,365)                    --
-------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $  162,700           $   155,377            $(3,053,836)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $ (899,693)          $(6,155,997)           $   699,776
   Financial futures contracts               211,580             1,266,875                287,828
   Interest rate swap contracts               20,399                88,112                     --
-------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ (667,714)          $(4,801,010)           $   987,604
-------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (505,014)          $(4,645,633)           $(2,066,232)
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  901,570           $ 2,797,660            $ 4,878,923
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2002

INCREASE (DECREASE) IN NET ASSETS     ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $ 1,890,563        $   805,412          $  3,635,402          $ 2,151,925
   Net realized gain (loss)                  253,895            153,026              (155,314)              35,016
   Net change in unrealized
      appreciation (depreciation)         (1,526,305)          (598,020)           (1,037,384)            (566,001)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   618,153        $   360,418          $  2,442,704          $ 1,620,940
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 3,233,383        $ 2,463,515          $ 14,206,521          $ 4,178,493
   Withdrawals                            (8,095,119)        (4,506,904)          (10,202,250)          (6,973,400)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS      $(4,861,736)       $(2,043,389)         $  4,004,271          $(2,794,907)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                $(4,243,583)       $(1,682,971)         $  6,446,975          $(1,173,967)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of period                   $71,927,282        $30,795,954          $138,999,317          $81,102,124
----------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                         $67,683,699        $29,112,983          $145,446,292          $79,928,157
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2002

INCREASE (DECREASE) IN NET ASSETS     MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,406,584          $  7,443,293           $  6,945,155
   Net realized gain (loss)                   162,700               155,377             (3,053,836)
   Net change in unrealized
      appreciation (depreciation)            (667,714)           (4,801,010)               987,604
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   901,570          $  2,797,660           $  4,878,923
-------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 2,703,047          $ 13,929,536           $  9,469,424
   Withdrawals                             (4,270,129)          (16,992,104)           (16,599,665)
-------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(1,567,082)         $ (3,062,568)          $ (7,130,241)
-------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $  (665,512)         $   (264,908)          $ (2,251,318)
-------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------
At beginning of period                    $49,631,674          $258,202,164           $230,213,161
-------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $48,966,162          $257,937,256           $227,961,843
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2001

INCREASE (DECREASE) IN NET ASSETS     ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  4,129,558        $ 1,684,555          $  7,139,921          $  4,582,700
   Net realized gain (loss)                 (537,074)          (230,749)              524,962               327,238
   Net change in unrealized
      appreciation (depreciation)          1,923,334          1,975,751             7,149,005             4,371,267
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $  5,515,818        $ 3,429,557          $ 14,813,888          $  9,281,205
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $  7,553,699        $ 3,227,821          $ 12,795,330          $  2,707,718
   Withdrawals                           (14,766,238)        (6,481,101)          (21,746,556)          (16,463,267)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                 $ (7,212,539)       $(3,253,280)         $ (8,951,226)         $(13,755,549)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                               $ (1,696,721)       $   176,277          $  5,862,662          $ (4,474,344)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                    $ 73,624,003        $30,619,677          $133,136,655          $ 85,576,468
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $ 71,927,282        $30,795,954          $138,999,317          $ 81,102,124
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2001

INCREASE (DECREASE) IN NET ASSETS     MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 2,776,849          $ 14,442,600           $ 13,914,147
   Net realized gain (loss)                    13,444               330,960             (1,179,313)
   Net change in unrealized
      appreciation (depreciation)           1,737,249            13,925,141             10,219,855
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 4,527,542          $ 28,698,701           $ 22,954,689
-------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 4,560,785          $ 22,382,858           $ 14,459,362
   Withdrawals                             (8,304,541)          (41,278,912)           (44,893,053)
-------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(3,743,756)         $(18,896,054)          $(30,433,691)
-------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $   783,786          $  9,802,647           $ (7,479,002)
-------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------
At beginning of year                      $48,847,888          $248,399,517           $237,692,163
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $49,631,674          $258,202,164           $230,213,161
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                ARIZONA PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED JULY 31,
                                  JANUARY 31, 2002    ----------------------------------------------------------
                                  (UNAUDITED)(1)        2001        2000        1999        1998         1997
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.45%(2)        0.47%       0.52%       0.49%        0.50%        0.50%
   Expenses after custodian
      fee reduction                      0.45%(2)        0.45%       0.51%       0.48%        0.48%        0.49%
   Net investment income                 5.33%(2)        5.73%       5.67%       5.21%        5.27%        5.56%
Portfolio Turnover                         10%             26%         25%         38%          23%          10%
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          0.89%             --          --          --           --           --
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $67,684         $71,927     $73,624     $94,333     $103,092     $112,472
----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               COLORADO PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)        2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.44%(2)        0.45%       0.39%       0.39%       0.40%       0.40%
   Expenses after custodian
      fee reduction                      0.42%(2)        0.41%       0.36%       0.35%       0.37%       0.36%
   Net investment income                 5.36%(2)        5.47%       5.85%       5.36%       5.49%       5.86%
Portfolio Turnover                         12%             18%         14%         33%         18%         14%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          1.22%             --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $29,113         $30,796     $30,620     $37,874     $39,801     $42,624
--------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.34% to 5.36%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                CONNECTICUT PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2002    -------------------------------------------------------------
                                  (UNAUDITED)(1)        2001         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.51%(2)        0.51%        0.50%        0.50%        0.51%        0.53%
   Expenses after custodian
      fee reduction                       0.48%(2)        0.48%        0.48%        0.48%        0.50%        0.53%
   Net investment income                  5.05%(2)        5.31%        5.53%        5.15%        5.20%        5.50%
Portfolio Turnover                           9%             14%          20%          18%           7%          11%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.72%             --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $145,446        $138,999     $133,137     $157,894     $164,955     $174,978
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.04% to 5.05%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                MICHIGAN PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                  JANUARY 31, 2002    -----------------------------------------------------------
                                  (UNAUDITED)(1)        2001        2000        1999         1998         1997
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.45%(2)        0.48%       0.52%        0.49%        0.50%        0.52%
   Expenses after custodian
      fee reduction                      0.45%(2)        0.47%       0.52%        0.48%        0.48%        0.50%
   Net investment income                 5.31%(2)        5.48%       5.67%        5.10%        5.19%        5.45%
Portfolio Turnover                          5%              8%         30%          31%          26%          16%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          1.92%             --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $79,928         $81,102     $85,576     $109,463     $130,236     $150,224
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.30% to 5.31%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              MINNESOTA PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)        2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.42%(2)        0.47%       0.45%       0.46%       0.47%       0.47%
   Expenses after custodian
      fee reduction                      0.40%(2)        0.42%       0.43%       0.44%       0.45%       0.44%
   Net investment income                 5.66%(2)        5.65%       5.81%       5.28%       5.28%       5.71%
Portfolio Turnover                         18%             17%         12%         19%         23%         22%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          1.90%             --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $48,966         $49,632     $48,848     $60,393     $66,984     $70,674
--------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.64% to 5.66%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                NEW JERSEY PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2002    -------------------------------------------------------------
                                  (UNAUDITED)(1)        2001         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.54%(2)        0.55%        0.54%        0.53%        0.54%        0.54%
   Expenses after custodian
      fee reduction                       0.53%(2)        0.54%        0.54%        0.52%        0.52%        0.52%
   Net investment income                  5.69%(2)        5.76%        5.91%        5.39%        5.52%        5.84%
Portfolio Turnover                          10%             20%          26%          32%          14%          24%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.08%             --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $257,937        $258,202     $248,400     $309,333     $328,629     $352,772
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.68% to 5.69%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               PENNSYLVANIA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2002    -------------------------------------------------------------
                                  (UNAUDITED)(1)        2001         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.52%(2)        0.55%        0.58%        0.54%        0.54%        0.55%
   Expenses after custodian
      fee reduction                       0.52%(2)        0.51%        0.58%        0.50%        0.50%        0.51%
   Net investment income                  5.95%(2)        5.97%        5.92%        5.49%        5.66%        5.96%
Portfolio Turnover                           7%             15%          18%          27%          13%          17%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           2.10%             --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $227,962        $230,213     $237,692     $314,873     $359,532     $402,221
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.94% to 5.95%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Portfolios seek to achieve current income, exempt from regular federal income tax and from particular state or local income or other taxes, by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective August 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to August 1, 2001, the Portfolios amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolios' net assets, but resulted in the following reclassification of the components on net assets as of July 31, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN   DECREASE IN
                                                COST OF    NET UNREALIZED
    PORTFOLIO                                 SECURITIES    APPRECIATION
    ---------------------------------------------------------------------
    Arizona                                    $ 17,069      $ (17,069)
    Colorado                                     12,633        (12,633)
    Connecticut                                  60,856        (60,856)
    Michigan                                     30,533        (30,533)
    Minnesota                                    43,072        (43,072)
    New Jersey                                  144,757       (144,757)
    Pennsylvania                                138,526       (138,526)

   The effect of this change for the six months ended January 31, 2002 was to increase net investment income, increase (decrease) net realized gain (loss), and decrease net unrealized appreciation by the following amounts:

                                                                                 NET
                                              NET INVESTMENT  NET REALIZED    UNREALIZED
    PORTFOLIO                                     INCOME      GAIN (LOSS)    APPRECIATION
    --------------------------------------------------------------------------------------
    Arizona                                      $ 2,654        $  (669)       $ (1,985)
    Colorado                                       2,426           (267)         (2,159)
    Connecticut                                    7,192           (422)         (6,770)
    Michigan                                       6,478            (88)         (6,390)
    Minnesota                                      4,370         (1,533)         (2,837)
    New Jersey                                    15,428           (136)        (15,292)
    Pennsylvania                                   7,359           (972)         (6,387)

   The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes in policy.

 C Income Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income,

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 H Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 K Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 L Interim Financial Statements -- The interim financial statements relating to
   January 31, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended January 31, 2002, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    Arizona                                   $119,631            0.34%
    Colorado                                    31,342            0.21%
    Connecticut                                286,895            0.40%
    Michigan                                   143,498            0.35%
    Minnesota                                   70,833            0.28%
    New Jersey                                 583,690            0.45%
    Pennsylvania                               524,355            0.45%

 *    Advisory fees paid as a percentage of average daily net assets
      (annualized.)

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.
3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended January 31, 2002 were as follows:

    ARIZONA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 6,792,353
    Sales                                       9,897,296

    COLORADO PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,550,722
    Sales                                       4,956,183

    CONNECTICUT PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $18,976,744
    Sales                                      11,853,686

    MICHIGAN PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,822,156
    Sales                                       5,986,046

    MINNESOTA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 9,525,014
    Sales                                       8,905,062

    NEW JERSEY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $30,904,438
    Sales                                      26,296,884

    PENNSYLVANIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $16,862,483
    Sales                                      16,616,772

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 2002, as computed on a federal income tax basis, are as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 65,886,054
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,791,757
    Gross unrealized depreciation               (3,529,335)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,262,422
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    COLORADO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 28,017,224
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,204,021
    Gross unrealized depreciation                 (470,184)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    733,837
    ------------------------------------------------------

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $136,550,682
    ------------------------------------------------------
    Gross unrealized appreciation             $  7,457,713
    Gross unrealized depreciation                 (496,340)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  6,961,373
    ------------------------------------------------------

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 72,510,744
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,437,170
    Gross unrealized depreciation               (1,206,589)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,230,581
    ------------------------------------------------------

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 46,833,104
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,334,981
    Gross unrealized depreciation                 (577,107)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,757,874
    ------------------------------------------------------

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $247,241,126
    ------------------------------------------------------
    Gross unrealized appreciation             $ 14,730,571
    Gross unrealized depreciation               (5,691,431)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  9,039,140
    ------------------------------------------------------

    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $220,494,366
    ------------------------------------------------------
    Gross unrealized appreciation             $ 12,480,636
    Gross unrealized depreciation               (9,980,882)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,499,754
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 2002, the Colorado Portfolio, Minnesota Portfolio and New Jersey Portfolio had balances outstanding pursuant to this line of credit of $300,000, $300,000, and $1,200,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended January 31, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   A summary of obligations under these financial instruments at January 31, 2002 is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                                                                      NET UNREALIZED
                                    EXPIRATION                                         APPRECIATION
    PORTFOLIO                       DATE        CONTRACTS                 POSITION    (DEPRECIATION)
    ------------------------------------------------------------------------------------------------
    Arizona                         3/02        36 U.S. Treasury Bond     Short          $(15,703)
    ------------------------------------------------------------------------------------------------
    Colorado                        3/02        24 U.S. Treasury Bond     Short          $(14,833)
    ------------------------------------------------------------------------------------------------
    Connecticut                     3/02        51 U.S. Treasury Bond     Short          $(57,141)
    ------------------------------------------------------------------------------------------------
    Michigan                        3/02        75 U.S. Treasury Bond     Short          $(41,835)
    ------------------------------------------------------------------------------------------------
    Minnesota                       3/02        40 Municipal Bond         Short          $ 16,010
                                    3/02        25 U.S. Treasury Bond     Short            14,303
    ------------------------------------------------------------------------------------------------
    New Jersey                      3/02        100 Municipal Bond        Short          $ 40,025
                                    3/02        120 U.S. Treasury Bond    Short            68,655
    ------------------------------------------------------------------------------------------------
    Pennsylvania                    3/02        118 U.S. Treasury Bond    Short          $(51,470)
    ------------------------------------------------------------------------------------------------

   At January 31, 2002, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

   At January 31, 2002, the Minnesota Portfolio and New Jersey Portfolio have entered into interest rate swap agreements with Morgan Stanley Capital Services, Inc. whereby the Portfolios make bi-annual payments at a rate equal to 4.678% on the notional amount of $500,000 and $5,000,000, respectively. In exchange, the Portfolios receive payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the contracts, which terminate May 1, 2022, are recorded as payables for open swap contracts of $1,309 and $13,087, respectively, on January 31, 2002.

   At January 31, 2002, the Minnesota Portfolio has entered into an interest rate swap agreement with JP Morgan Chase Bank whereby the Portfolio makes bi-annual payments at a rate equal to 4.728% on the notional amount of $1,000,000. In exchange, the Portfolio receives payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the contract, which terminates November 1, 2021, is recorded as a receivable for open swap contracts of $1,468 on January 31, 2002.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado,
Connecticut and Michigan
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of Arizona and
Pennsylvania Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio
Manager of Minnesota and
New Jersey Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

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INVESTMENT ADVISER OF THE PORTFOLIOS
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF THE FUNDS
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

       For more information about Eaton Vance's privacy policies, call:
                                1-800-262-1122


EATON VANCE MUNICIPALS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

313-3/02                                                                   7CSRC